Nationwide Investor Destinations Funds

Fund Prospectus

February 28, 2008

(as revised April 11, 2008)

Nationwide Investor Destinations Aggressive Fund

Nationwide Investor Destinations Moderately Aggressive Fund

Nationwide Investor Destinations Moderate Fund

Nationwide Investor Destinations Moderately Conservative Fund

Nationwide Investor Destinations Conservative Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds’ shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwidefunds.com

Fund and Class Ticker

Nationwide Investor Destinations Aggressive Fund Class A                                               NDAAX

Nationwide Investor Destinations Aggressive Fund Class B                                               NDABX

Nationwide Investor Destinations Aggressive Fund Class C                                               NDACX

Nationwide Investor Destinations Aggressive Fund Class R                                               GAFRX

Nationwide Investor Destinations Aggressive Fund Institutional Class                               GAIDX

Nationwide Investor Destinations Aggressive Fund Service Class                                      NDASX

Nationwide Investor Destinations Moderately Aggressive Fund Class A                             NDMAX

Nationwide Investor Destinations Moderately Aggressive Fund Class B                             NDMBX

Nationwide Investor Destinations Moderately Aggressive Fund Class C                              NDMCX

Nationwide Investor Destinations Moderately Aggressive Fund Class R                              GMARX

Nationwide Investor Destinations Moderately Aggressive Fund
Institutional Class                                                                                                               GMIAX

Nationwide Investor Destinations Moderately Aggressive Fund Service Class                    NDMSX

Nationwide Investor Destinations Moderate Fund Class A                                                 NADMX

Nationwide Investor Destinations Moderate Fund Class B                                                 NBDMX

Nationwide Investor Destinations Moderate Fund Class C                                                NCDMX

Nationwide Investor Destinations Moderate Fund Class R                                               GMDRX

Nationwide Investor Destinations Moderate Fund Institutional Class                               GMDIX

Nationwide Investor Destinations Moderate Fund Service Class                                      NSDMX

Nationwide Investor Destinations Moderately Conservative Fund Class A                       NADCX

Nationwide Investor Destinations Moderately Conservative Fund Class B                       NBDCX

Nationwide Investor Destinations Moderately Conservative Fund Class C                      NCDCX

Nationwide Investor Destinations Moderately Conservative Fund Class R                      GMMRX

Nationwide Investor Destinations Moderately Conservative Fund
Institutional Class                                                                                                          GMIMX

Nationwide Investor Destinations Moderately Conservative Fund Service Class             NSDCX

Nationwide Investor Destinations Conservative Fund Class A                                         NDCAX

Nationwide Investor Destinations Conservative Fund Class B                                        NDCBX

Nationwide Investor Destinations Conservative Fund Class C                                        NDCCX

Nationwide Investor Destinations Conservative Fund Class R                                        GCFRX

Nationwide Investor Destinations Conservative Fund Institutional Class                       GIMCX

Nationwide Investor Destinations Conservative Fund Service Class NDCSX

TABLE OF CONTENTS

3 Section 1: Fund Summaries
and Performance
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Moderately
Aggressive Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately
Conservative Fund
Nationwide Investor Destinations
Conservative Fund

14 Section 2: Fund Details
Additional Information about Investments,
Investment Strategies and Risks

15 Section 3: Fund Management
Investment Adviser
Portfolio Management
Multi-Manager Structure

16 Section 4: Investing With Nationwide Funds
Choosing a Share Class
Sales Charges and Fees
Revenue Sharing
Contacting Nationwide Funds
Buying Shares
Fair Value Pricing
Customer Identification Information
Exchanging Shares
Automatic Withdrawal Program
Selling Shares
Excessive or Short-Term Trading
Exchange and Redemption Fees

28 Section 5: Distributions and Taxes
Income and Capital Gains Distributions
Selling and Exchanging Shares
Other Tax Jurisdictions
Tax Status for Retirement Plans and
Other Tax-Deferred Accounts
Backup Withholding

30 Section 6: Financial Highlights

36 Appendix: Description of Underlying
Investments

INVESTOR DESTINATIONS SERIES | 1

Nationwide Investor Destinations Funds

Introduction to the Nationwide Investor Destinations Funds

This prospectus provides information about the five Nationwide Investor Destinations Funds (the “Funds”), the shares of which are offered by Nationwide Mutual Funds (the “Trust”). The Funds are designed to provide broadly diversified investment options across a range of risk levels. Each Fund is a “fund of funds” that invests primarily in affiliated index mutual funds and short-term investments representing a variety of asset classes.

Nationwide Investor Destinations Aggressive Fund

Nationwide Investor Destinations Moderately Aggressive Fund

Nationwide Investor Destinations Moderate Fund

Nationwide Investor Destinations Moderately Conservative Fund

Nationwide Investor Destinations Conservative Fund

These Funds are primarily intended to provide a solution for investors seeking:

  to achieve their financial objectives through a professionally developed asset allocation program and to maximize long-term total returns at a given level of risk through broad diversification among several traditional asset classes.

To decide which of these Funds is appropriate for your investment program, you should consider your personal investment objective and financial circumstances, the length of time until you need your money and the amount of risk you are comfortable assuming.

As with any mutual fund, there can be no guarantee that any of the Funds will meet their respective objectives or that the Funds’ performance will be positive for any period of time.

Each Fund’s investment objective can be changed without shareholder approval upon 60 days written notice to shareholders.

A Note about Share Classes

Each Fund has six different share classes—Class A, Class B, Class C, Class R, Service Class and Institutional Class. An investment in any share class of a Fund represents an investment in the same assets of the Fund. However, the fees, sales charges and expenses for each share class are different. The different share classes simply let you choose the cost structure that is right for you. The fees and expenses for each of the Funds are set forth in the Fund Summaries.

Although each Fund is currently managed by Nationwide Fund Advisors (the “Adviser”), each Fund may employ a “multi-manager” structure, which means that the Adviser, as each Fund’s investment adviser, may hire, replace or terminate one or more subadvisers, not affiliated with the Adviser, for a Fund without shareholder approval. The Adviser believes that this structure gives it increased flexibility to manage the Funds in your best interests and to operate the Funds more efficiently. See Section 3, Fund Management: Multi-Manager Structure for more information.

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SECTION 1 NATIONWIDE INVESTOR DESTINATIONS SERIES FUND SUMMARIES AND PERFORMANCE

Objectives

Each Fund seeks to maximize total investment return for a given level of risk.

Principal Strategies

The Funds aim to provide diversification across major asset classes—U.S. stocks, international stocks, bonds and short-term investments—by investing in a professionally selected mix of underlying portfolios of Nationwide Mutual Funds, unaffiliated mutual funds and a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (each, an “Underlying Fund” or collectively, “Underlying Funds”). Depending on its target risk level, each Fund invests different amounts in these asset classes and Underlying Funds.

The Funds invest primarily in index funds offered by Nationwide Mutual Funds, representing several asset classes. The index funds invest directly in equity securities, bonds or other securities with a goal of obtaining investment returns that closely track those of the relevant stock or bond index. The Funds also invest in certain non-index Underlying Funds.

You could purchase most of the Underlying Funds directly. However, the Funds offer the added benefits of professional asset allocation and an extra measure of diversification.

Nationwide Investor Destinations Aggressive Fund

The Aggressive Fund pursues its objective primarily by seeking growth of capital. The Aggressive Fund’s target allocation is heavily weighted toward U.S. and international stock investments, with a small allocation to bonds.

This Fund may be appropriate for investors who:

  are comfortable with substantial investment risk;
  have along investment time horizon and
  seek to maximize long-term returns while accepting the possibility of significant short-term or even long-term losses.

Nationwide Investor Destinations Moderately Aggressive Fund

The Moderately Aggressive Fund pursues its objective primarily by seeking growth of capital, as well as income.The Moderately Aggressive Fund’s target allocation is significantly weighted toward U.S. and international stock investments, but also includes some bonds and short-term investments to reduce volatility.

This Fund may be appropriate for investors who:

  are comfortable with significant investment risk;
  have a long investment time horizon;
  seek additional diversification and
  seek to maximize long-term returns while accepting the possibility of short-term or even long-term losses.

Nationwide Investor Destinations Moderate Fund

The Moderate Fund pursues its objective by seeking both growth of capital and income.The Moderate Fund’s target allocation is weighted toward U.S. and international stock investments, but also includes a significant portion in bonds and short-term investments to add income and reduce volatility.

This Fund may be appropriate for investors who:

  have a lower tolerance for risk than more aggressive investors;
  seek both growth and income from their investment and
  are willing to accept moderate short-term price fluctuations in exchange for potentially higher returns over time.

Nationwide Investor Destinations Moderately Conservative Fund

The Moderately Conservative Fund pursues its objective by seeking income and, secondarily, long-term growth of capital.The Moderately Conservative Fund’s target allocation is weighted toward bonds and short-term investments, but also includes a significant portion in stock investments for long-term growth.

This Fund may be appropriate for investors who:

  have a lower tolerance for risk than more aggressive investors;
  primarily seek income from their investment;
  have a shorter investment time horizon and
  are willing to accept some short-term price fluctuations in exchange for potentially higher income and growth.

Nationwide Investor Destinations Conservative Fund

The Conservative Fund pursues its objective by seeking income and, secondarily, long-term growth of capital. The Conservative Fund’s target allocation is heavily weighted toward bonds and short-term investments, while including some stocks for long-term growth.

This Fund may be appropriate for investors who:

  have a short investment time horizon;
  have a low tolerance for risk and
  primarily seek income from their investment.

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SECTION 1 NATIONWIDE INVESTOR DESTINATIONS SERIES

FUND SUMMARIES AND PERFORMANCE (cont.)

The Adviser establishes a target allocation among different asset classes based on each Fund’s risk profile and individual strategies. Within each target asset class allocation, the Adviser selects the Underlying Funds, and the percentage of the Fund’s assets that will be allocated to each such Underlying Fund.

The allocations shown in the chart below are the target allocations as of the date of this Prospectus. This means that, under normal circumstances, cash received by a Fund when it sells new shares is invested according to the allocations stated. However, day-to-day market activity will likely cause each Fund’s actual asset class and Underlying Fund allocations of money already invested to fluctuate from the targets stated. The Adviser monitors each Fund’s holdings and cash flow and periodically adjusts each Fund’s asset class and Underlying Fund allocations to realign them to the target asset class and Underlying Fund allocations. In addition, the asset class and Underlying Fund allocation targets themselves may change over time in order for each Fund to meet its respective objective or as economic and/or market conditions warrant.

Investors should be aware that the Adviser applies a long-term investment horizon with respect to each Fund, and therefore, allocation changes are not likely to be made in response to short-term market conditions. The Adviser reserves the right to add or delete asset classes or to change the target allocations at any time and without notice. The Funds may also invest in other mutual funds not shown here that are chosen either to complement or replace the Underlying Funds listed here.

For future information about asset class and Underlying Fund allocations, please review the Funds’ annual and semiannual reports.

Asset Classes and
Underlying Investments			Target Allocations†

		Moderately		Moderately
	Aggressive	Aggressive	Moderate	Conservative	Conservative

U.S. STOCKS
U.S. Large Cap	40%	35%	30%	20%	10%
U.S. Mid Cap	15%	15%	10%	10%	5%
U.S. Small Cap	10%	5%	5%	—	—

INTERNATIONAL STOCKS	30%	25%	15%	10%	5%

INTERMEDIATE TERM BONDS	5%	15%	25%	35%	40%

SHORT-TERM BONDS	—	5%	10%	15%	25%

MONEY MARKET INSTRUMENTS	—	—	5%	10%	15%

† As of February 28, 2008.The Funds reserve the right to change the target allocations at any time and without notice.

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SECTION 1 NATIONWIDE INVESTOR DESTINATIONS SERIES

FUND SUMMARIES AND PERFORMANCE (cont.)

Principal Risks

None of the Investor Destinations Funds can guarantee that it will achieve its investment objective.

As with any mutual fund, the value of each Fund’s investments—and therefore, the value of each Fund’s shares—may fluctuate. These changes may occur because of the following risks:

Risks Associated with the Investor Destinations Funds

Asset allocation risk – Each Investor Destinations Fund is subject to different levels and combinations of risk, based on its actual allocation among the various asset classes and Underlying Funds. Each Investor Destinations Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Investor Destinations Fund’s investment allocation to any such class.

Performance risk – Each Investor Destinations Fund’s investment performance is directly tied to the performance of the Underlying Funds in which each Investor Destinations Fund invests. If one or more of the Underlying Funds fails to meet its investment objective, the Investor Destinations Funds’ performance could be negatively affected. There can be no assurance that any Investor Destinations Fund or Underlying Fund will achieve its investment objective.

Risks applicable to a fund-of-funds structure – There are certain risks associated with a structure whereby an Investor Destinations Fund invests primarily in other mutual funds. In managing the Investor Destinations Funds, the Adviser has the authority to select and replace Underlying Funds. The Adviser could be subject to a potential conflict of interest in doing so because the Adviser is also the investment adviser to most, if not all of the Underlying Funds, and advisory fees paid to the Adviser by the Underlying Funds typically are higher than fees paid by the Investor Destinations Funds. It is important to note, however, that, the Adviser has a fiduciary duty to each of the Investor Destinations Funds and must act in each Investor Destinations Fund’s best interests.

Risks Associated with Index Funds

Underlying Funds that seek to match the performance of an index may not fully replicate their respective indexes and may perform differently from the securities in the index. To minimize this possibility, index funds attempt to be fully invested at all times and generally do not hold a significant portion of their assets in cash. Since they generally do not attempt to hedge against market declines, they may fall in value more than other mutual funds in the event of a general market decline. In addition, unlike an index fund, an index has no operating or other expenses. As a result, even though index funds attempt to track their indexes as closely as possible, they will tend to underperform the indexes to some degree over time.

Risks Associated with Stocks

Stock market risk refers to the possibility that an Underlying Fund could lose value if the individual stocks in which the Underlying Fund has invested and/or the overall stock markets in which those stocks trade decline. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by many factors, including:

  corporate earnings;
  production;
  management;
  sales and
  market trends, including investor demand for a particular type of stock, such as growth or value stocks, small or large stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

Mid-cap and small-cap risk – Investments in medium-sized and smaller, newer companies may involve greater risk than investments in larger, more established companies because their stocks are usually less stable in price and less liquid. To the extent an Underlying Fund invests in stocks of small and mid-sized companies, it may be subject to increased risk.

Risks Associated with International Stocks

Foreign securities risk is the risk that foreign securities may be more volatile, harder to price, and less liuid than U.S. securities. Foreign investments involve the following risks in addition to those of U.S. investments:

  political and economic instability;
  the impact of currency exchange rate fluctuations;
  reduced information about issuers;
  higher transaction costs;
  less stringent regulatory and accounting standards and
  delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities and the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits (in which the Underlying Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

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SECTION 1 NATIONWIDE INVESTOR DESTINATIONS SERIES

FUND SUMMARIES AND PERFORMANCE (cont.)

Foreign custody risk – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business, and there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

Currency exchange risk – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

Risks Associated with Bonds and Short-Term Investments

Interest rate risk is the risk that the value of debt securities held by an Underlying Fund may decrease when market interest rates rise. In general, prices of debt securities decline when interest rates rise and increase when interest rates fall. Typically, the longer the maturity of a debt security, the more sensitive the debt security’s price will be to interest rate changes.

Credit risk is the risk that the issuer of a debt security will not make required interest payments and/or principal repayments when they are due. In addition, if an issuer’s financial condition changes, the ratings on the issuer’s debt securities may be lowered, which could negatively affect the prices of the securities an Underlying Fund owns. This risk is particularly high for high-yield bonds and lower rated convertible securities.

Single issuer risk refers to the risk presented by the Nationwide Contract, which is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (“Nationwide”). This contract has a stable principal value and pays a fixed rate of interest to each Fund that holds the contract. Both the principal and a minimum rate of interest are guaranteed by Nationwide regardless of market conditions. However, if Nationwide becomes unable to meet this guarantee, a Fund that invests in the contract may lose money from unpaid principal or unpaid or reduced interest. Because the entire contract is issued and guaranteed by a single issuer, the financial health of such issuer may have a greater impact on the value of a Fund that invests in it.

Inflation risk is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. The income produced by these securities is worth less when prices for goods and services rise. To compensate for this loss of purchasing power, the securities trade at lower prices. Inflation also reduces the purchasing power of any income you receive from an Underlying Fund.

Extension risk is the risk that principal repayments will not occur as quickly as anticipated, causing the expected maturity of a security to increase. Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the duration of the securities held by the Underlying Fund and making their prices more sensitive to rate changes and more volatile if the market perceives the securities’ interest rates to be too low for a longer-term investment.

Prepayment risk is the risk that as interest rates decline debt issuers may repay or refinance their loans or obligations earlier than anticipated. The issuers of mortgage- and asset-backed securities may, therefore, repay principal in advance. This forces an Underlying Fund to reinvest the proceeds from the principal prepayments at lower prevailing interest rates, which reduces the Underlying Fund’s income.

In addition, changes in prepayment levels can increase the volatility of prices and yields on mortgage- and asset-backed securities. If an Underlying Fund pays a premium (a price higher than the principal amount of the bond) for a mortgage- or asset-backed security and that security is prepaid, the Underlying Fund may not recover the premium, resulting in a capital loss.

Mortgage- and asset-backed securities risk – These securities are subject to prepayment and extension risk, as described above. Additionally, through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit history, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-based securities may not have the benefit of any security interest in the related asset.

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SECTION 1 NATIONWIDE INVESTOR DESTINATIONS SERIES

FUND SUMMARIES AND PERFORMANCE (cont.)

Performance

The bar charts and tables appearing below can help you evaluate for each Fund both the Fund’s potential risks and its potential rewards.The bar chart shows how a Fund’s annual total returns have varied from year to year.These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. If taxes and the applicable sales charges were included, the annual total returns would be lower than those shown.The table compares a Fund’s average annual total returns to the returns of a broad-based securities index. Each bar chart and table assumes that all dividends and distributions are reinvested in the Fund. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how a Fund will perform in the future.

Annual Total Returns –Aggressive Fund Class A Shares

(Years Ended December 31)

Best Quarter: 16.78% - 2nd qtr of 2003

Worst Quarter: -17.89% - 3rd qtr of 2002

Annual Total Returns –

Moderately Aggressive Fund Class A Shares

(Years Ended December 31)

Best Quarter: 13.89% - 2nd qtr of 2003

Worst Quarter: -14.39% - 3rd qtr of 2002

Annual Total Returns –Moderate Fund Class A Shares

(Years Ended December 31)

Best Quarter: 10.62% - 2nd qtr of 2003

Worst Quarter: -10.24% - 3rd qtr of 2002

Annual Total Returns –

Moderately Conservative Fund Class A Shares

(Years Ended December 31)

Best Quarter: 7.26% - 2nd qtr of 2003

Worst Quarter: -5.83% - 3rd qtr of 2002

Annual Total Returns –Conservative Fund Class A Shares

(Years Ended December 31)

Best Quarter: 4.16% - 2nd qtr of 2003

Worst Quarter: -2.09% - 3rd qtr of 2002

INVESTOR DESTINATIONS SERIES | 7

SECTION 1 NATIONWIDE INVESTOR DESTINATIONS SERIES

FUND SUMMARIES AND PERFORMANCE (cont.)

After-tax returns are shown in the tables for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Aggressive Fund
Average annual total returns[1]
as of December 31, 2007
			Since Inception
	1 Year	5 Years	(Mar. 31, 2000)

Class A shares - Before Taxes	0.01%	13.71%	2.84%

Class A shares -
After Taxes on Distributions	-1.24%	12.99%	2.29%

Class A shares - After Taxes on
Distributions and Sales of Shares	0.99%	11.82%	2.23%

Class B shares - Before Taxes	0.38%	14.01%	2.90%

Class C shares - Before Taxes2,3	4.26%	14.21%	2.88%

Class R shares - Before Taxes[3]	5.73%	14.75%	3.19%

Service Class shares - Before Taxes	5.89%	14.90%	3.54%

Institutional Class shares - Before Taxes[4]	6.40%	15.27%	3.75%

Standard & Poor’s (S&P) 500® Index[5]	5.49%	12.83%	1.42%

Aggressive Fund Composite Index[6]	5.59%	12.42%	1.72%

Moderately Aggressive Fund
Average annual total returns[1]
as of December 31, 2007
			Since Inception
	1 Year	5 Years	(Mar. 31, 2000)

Class A shares - Before Taxes	0.19%	11.79%	3.20%

Class A shares - After Taxes
on Distributions	-1.04%	11.04%	2.58%

Class A shares - After Taxes on
Distributions and Sales of Shares	0.88%	10.04%	2.47%

Class B shares - Before Taxes	0.57%	12.04%	3.24%

Class C shares - Before Taxes2,3	4.47%	12.32%	3.27%

Class R shares - Before Taxes[3]	5.93%	12.76%	3.52%

Service Class shares - Before Taxes	6.18%	12.99%	3.92%

Institutional Class shares - Before Taxes[4]	6.51%	13.25%	4.07%

S&P 500® Index[5]	5.49%	12.83%	1.42%

Moderately Aggressive Fund
Composite Index[7]	5.74%	11.12%	2.42%

Moderate Fund
Average annual total returns[1]
as of December 31, 2007
			Since Inception
	1 Year	5 Years	(Mar. 31, 2000)

Class A shares - Before Taxes	-0.34%	9.02%	3.34%

Class A shares -
After Taxes on Distributions	-1.79%	8.12%	2.53%

Class A shares - After Taxes on
Distributions and Sales of Shares	0.45%	7.45%	2.46%

Class B shares - Before Taxes	0.01%	9.24%	3.39%

Class C shares - Before Taxes2,3	4.01%	9.52%	3.38%

Class R shares - Before Taxes[3]	5.44%	9.97%	3.67%

Service Class shares - Before Taxes	5.56%	10.17%	4.06%

Institutional Class shares -
Before Taxes[4]	6.06%	10.48%	4.24%

S&P 500® Index[5]	5.49%	12.83%	1.42%

Moderate Fund Composite Index[8]	5.84%	9.30%	3.18%

Moderately Conservative Fund
Average annual total returns[1]
as of December 31, 2007
			(Since Inception
	1 Year	5 Years	(Mar. 31, 2000)

Class A shares - Before Taxes	-0.10%	6.65%	3.47%

Class A shares - After Taxes
on Distributions	-1.63%	5.58%	2.39%

Class A shares - After Taxes on
Distributions and Sales of Shares	0.51%	5.25%	2.39%

Class B shares - Before Taxes	0.22%	6.85%	3.57%

Class C shares - Before Taxes2,3	4.22%	7.16%	3.57%

Class R shares - Before Taxes[3]	5.55%	7.67%	3.88%

Service Class shares - Before Taxes	5.79%	7.81%	4.21%

Institutional Class shares - Before Taxes[4]	6.20%	8.12%	4.40%

Lehman Brothers (LB) U.S.
Aggregate Index[9]	6.96%	4.42%	6.43%

Moderately Conservative Fund
Composite Index[10]	5.91%	7.48%	3.87%

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SECTION 1 NATIONWIDE INVESTOR DESTINATIONS SERIES

FUND SUMMARIES AND PERFORMANCE (cont.)

Conservative Fund
Average annual total returns[1]
as of December 31, 2007
			Since Inception
	1 Year	5 Years	(Mar. 31, 2000)

Class A shares - Before Taxes	-0.57%	4.29%	3.37%

Class A shares -
After Taxes on Distributions	-2.05%	3.15%	2.15%

Class A shares - After Taxes on
Distributions and Sales of Shares	-0.09%	3.09%	2.19%

Class B shares - Before Taxes	-0.22%	4.44%	3.44%

Class C shares - Before Taxes2,3	3.72%	4.77%	3.43%

Class R shares - Before Taxes[3]	5.17%	5.26%	3.75%

Service Class shares - Before Taxes	5.35%	5.41%	4.09%

Institutional Class shares - Before Taxes[4]	5.78%	5.73%	4.30%

LB U.S. Aggregate Index[9]	6.96%	4.42%	6.43%

Conservative Fund Composite Index[11]	5.72%	5.48%	4.15%

1	Total returns include the impact of any sales charges and assume redemption of shares at the end of each period.

2	A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.

3	Returns before the first offering of Class C shares (March 1, 2001) and Class R shares (October 1, 2003) are based on the previous performance of Class B shares.This performance is substantially similar to what Class C and Class R shares would have produced because all classes invest in the same portfolio of securities. Class C performance has been adjusted to reflect applicable sales charges. Class R performance has been adjusted to eliminate sales charges that do not apply to that class, but has not been adjusted to reflect any lower expenses.

4	Returns before the first offering of Institutional Class shares (December 29, 2004) are based on the previous performance of Service Class shares.This performance is substantially similar to what the Institutional Class shares would have produced because all classes invest in the same portfolio of securities. Returns for the Institutional Class have not been adjusted to reflect its lower expenses.

5	The S&P 500® Index, the Fund’s primary index, is an unmanaged market capitalization-weighted index of 500 stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed. An index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

6	The Aggressive Fund Composite Index is an unmanaged, hypothetical combination of the S&P 500® Index (95%) and the Lehman Brothers U.S. Aggregate Index (5%). An index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

7	The Moderately Aggressive Fund Composite Index is an unmanaged, hypothetical combination of the S&P 500® Index (80%), the Lehman Brothers U.S. Aggregate Index (15%), and the Citigroup 3-Month T-Bill Index (5%). An index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

8	The Moderate Fund Composite Index is an unmanaged, hypothetical combination of the S&P 500® Index (60%), the Lehman Brothers U.S. Aggregate Index (25%) and the Citigroup 3-Month T-Bill Index (15%). An index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

9	The Lehman Brothers U.S. Aggregate Index, the Fund’s primary index, is an unmanaged market value-weighted index of investment-grade, fixed rate debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole. An index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

10	The Moderately Conservative Fund Composite Index is an unmanaged, hypothetical combination of the Lehman Brothers U.S. Aggregate Index (35%), the Citigroup 3-Month T-Bill Index (25%) and the S&P 500® Index (40%). An index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

11	The Conservative Fund Composite Index is an unmanaged, hypothetical combination of the Citigroup 3-Month T-Bill Index (45%), the Lehman Brothers U.S. Aggregate Index (35%) and the S&P 500® Index (20%). An index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

INVESTOR DESTINATIONS SERIES | 9

SECTION 1 NATIONWIDE INVESTOR DESTINATIONS SERIES

FUND SUMMARIES AND PERFORMANCE (cont.)

Fees and Expenses

These tables describe the direct fees and expenses you may pay if you buy and hold shares of the Funds, depending on the share class you select. These tables also reflect the proportion of the Underlying Funds’ expenses you may pay indirectly through ownership of shares of the Funds. See Section 2, Fund Details, for more information.

Aggressive Fund

Shareholder Fees (paid directly	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Service Class	Institutional
from your investment)[1]					Shares	Class Shares

Maximum Sales Charge (Load) imposed
upon purchases (as a percentage of
offering price)	5.75%[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load)
imposed upon redemptions (as a
percentage of offering or sale price,
whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Direct Annual Fund Operating Expenses	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Service Class	Institutional
(expenses that are deducted from					Shares	Class Shares
Fund assets)

Management Fees (paid to have the
Fund’s investments professionally
managed)	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%

Distribution and/or Service (12b-1) Fees
(paid from Fund assets to cover the cost
of sales, promotions and other
distribution activities, as well as certain
shareholder servicing costs)	0.25%	1.00%	1.00%	0.50%	0.25%	None

Other Expenses[6]	0.07%	0.06%	0.06%	0.26%	0.21%	0.06%

Total Direct Annual Fund
Operating Expenses[7]	0.45%	1.19%	1.19%	0.89%	0.59%	0.19%

Acquired Fund (i.e., Indirect Annual
Underlying Fund) Operating Expenses[8]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%

Total Direct and Acquired Fund
Annual Operating Expenses	0.75%	1.49%	1.49%	1.19%	0.89%	0.49%

Moderately Aggressive Fund

Shareholder Fees (paid directly	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Service Class	Institutional
from your investment)[1]					Shares	Class Shares

Maximum Sales Charge (Load) imposed
upon purchases (as a percentage of
offering price)	5.75%[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load)
imposed upon redemptions (as a
percentage of offering or sale price,
whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Direct Annual Fund Operating Expenses	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Service Class	Institutional
(expenses that are deducted from					Shares	Class Shares
Fund assets)

Management Fees (paid to have the
Fund’s investments professionally
managed)	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%

Distribution and/or Service (12b-1) Fees
(paid from Fund assets to cover the cost
of sales, promotions and other
distribution activities, as well as certain
shareholder servicing costs)	0.25%	1.00%	1.00%	0.50%	0.25%	None

Other Expenses[6]	0.07%	0.06%	0.06%	0.26%	0.20%	0.06%

Total Direct Annual Fund
Operating Expenses[7]	0.45%	1.19%	1.19%	0.89%	0.58%	0.19%

Acquired Fund (i.e., Indirect Annual
Underlying Fund) Operating Expenses[8]	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%

Total Direct and Acquired Fund
Annual Operating Expenses	0.73%	1.47%	1.47%	1.17%	0.86%	0.47%

10 | INVESTOR DESTINATIONS SERIES

SECTION 1 NATIONWIDE INVESTOR DESTINATIONS SERIES

FUND SUMMARIES AND PERFORMANCE (cont.)

Moderate Fund

Shareholder Fees (paid directly	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Service Class	Institutional
from your investment)[1]					Shares	Class Shares

Maximum Sales Charge (Load) imposed
upon purchases (as a percentage of
offering price)	5.75%[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load)
imposed upon redemptions (as a
percentage of offering or sale price,
whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Direct Annual Fund Operating Expenses	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Service Class	Institutional
(expenses that are deducted from					Shares	Class Shares
Fund assets)

Management Fees (paid to have the
Fund’s investments professionally
managed)	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%

Distribution and/or Service (12b-1) Fees
(paid from Fund assets to cover the cost
of sales, promotions and other
distribution activities, as well as certain
shareholder servicing costs)	0.25%	1.00%	1.00%	0.50%	0.25%	None

Other Expenses[6]	0.07%	0.06%	0.06%	0.26%	0.20%	0.06%

Total Direct Annual Fund
Operating Expenses[7]	0.45%	1.19%	1.19%	0.89%	0.58%	0.19%

Acquired Fund (i.e., Indirect Annual
Underlying Fund) Operating Expenses[8]	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%

Total Direct and Acquired Fund
Annual Operating Expenses	0.73%	1.47%	1.47%	1.17%	0.86%	0.47%

Moderately Conservative Fund

Shareholder Fees (paid directly	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Service Class	Institutional
from your investment)[1]					Shares	Class Shares

Maximum Sales Charge (Load) imposed
upon purchases (as a percentage of
offering price)	5.75%[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load)
imposed upon redemptions (as a
percentage of offering or sale price,
whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Direct Annual Fund Operating Expenses	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Service Class	Institutional
(expenses that are deducted from					Shares	Class Shares
Fund assets)

Management Fees (paid to have the
Fund’s investments professionally
managed)	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%

Distribution and/or Service (12b-1) Fees
(paid from Fund assets to cover the cost
of sales, promotions and other distribution
activities, as well as certain shareholder
servicing costs)	0.25%	1.00%	1.00%	0.50%	0.25%	None

Other Expenses[6]	0.09%	0.08%	0.08%	0.28%	0.22%	0.08%

Total Direct Annual Fund
Operating Expenses[7]	0.47%	1.21%	1.21%	0.91%	0.60%	0.21%

Acquired Fund (i.e., Indirect Annual
Underlying Fund) Operating Expenses[8]	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%

Total Direct and Acquired Fund
Annual Operating Expenses	0.76%	1.50%	1.50%	1.20%	0.89%	0.50%

INVESTOR DESTINATIONS SERIES | 11

SECTION 1 NATIONWIDE INVESTOR DESTINATIONS SERIES

FUND SUMMARIES AND PERFORMANCE (cont.)

Conservative Fund

Shareholder Fees (paid directly	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Service Class	Institutional
from your investment)[1]					Shares	Class Shares

Maximum Sales Charge (Load) imposed
upon purchases (as a percentage of
offering price)	5.75%[2]	None	None	None	None	None

Maximum Deferred Sales Charge (Load)
imposed upon redemptions (as a
percentage of offering or sale price,
whichever is less)	None[3]	5.00%[4]	1.00%[5]	None	None	None

Direct Annual Fund Operating Expenses	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Service Class	Institutional
(expenses that are deducted from					Shares	Class Shares
Fund assets)

Management Fees (paid to have the
Fund’s investments professionally
managed)	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%

Distribution and/or Service (12b-1) Fees
(paid from Fund assets to cover the cost
of sales, promotions and other
distribution activities, as well as certain
shareholder servicing costs)	0.25%	1.00%	1.00%	0.50%	0.25%	None

Other Expenses[6]	0.10%	0.09%	0.09%	0.29%	0.23%	0.09%

Total Direct Annual Fund
Operating Expenses[7]	0.48%	1.22%	1.22%	0.92%	0.61%	0.22%

Acquired Fund (i.e., Indirect Annual
Underlying Fund) Operating Expenses[8]	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%
Total Direct and Acquired Fund

Annual Operating Expenses	0.77%	1.51%	1.51%	1.21%	0.90%	0.51%

1 If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee. 2 The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Nationwide Funds: Choosing a Share Class-Reduction and Waiver of Class A Sales Charges.

3 A contingent deferred sales charge (CDSC) of up to 0.15% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee is paid. Section 4, Investing with Nationwide Funds: Purchasing Class A Shares without a Sales Charge. 4 A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Nationwide Funds: Choosing a Share Class-Class B Shares.

5 A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Nationwide Funds: Choosing a Share Class-Class C Shares.

6 “Other Expenses” include administrative services fees which currently are permitted to be up to 0.25% with respect to Class A, Class R and Service Class shares. For the fiscal year ended October 31, 2007, administrative services fees were 0.01%, 0.01%, 0.01%, 0.01% and 0.01% for Class A shares, 0.20%, 0.20%, 0.20%, 0.20% and 0.20% for Class R shares and 0.15%, 0.14%, 0.14%, 0.14% and 0.14% for Service Class shares of the Aggressive, Moderately Aggressive, Moderate, Moderately Conservative and Conservative Funds, respectively.The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because the Fund does not currently sell its shares to intermediaries that charge the full amount permitted.

7 The Trust and the Adviser have entered into a written contract limiting operating expenses for the shares of each Class of each Fund to 0.25% until at least May 1, 2009.This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles, expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business.The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum amount of administrative services fees were charged, the “Total Direct and Acquired Fund Annual Operating Expenses” could increase to 0.75%, 0.75%, 0.75%, 0.75% and 0.75% for Class A shares, 1.00%, 1.00%, 1.00%, 1.00% and 1.00% for Class R shares and 0.75%, 0.75%, 0.75%, 0.75% and 0.75% for Service Class shares of the Aggressive, Moderately Aggressive, Moderate, Moderately Conservative and Conservative Funds, respectively, before the Adviser would be required to further limit the Fund’s expenses.  Currently, all share classes are operating below the expense limit.

8 Because the Funds invest primarily in other Nationwide Funds, they are shareholders of those Underlying Funds.The Underlying Funds do not charge the Funds any sales charge for buying or selling shares. However, the Funds indirectly pay a portion of the operating expenses, including management fees of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses described in the fee tables above. Actual indirect expenses vary depending on how each Fund’s assets are spread among the underlying investments.

12 | INVESTOR DESTINATIONS SERIES

SECTION 1 NATIONWIDE INVESTOR DESTINATIONS SERIES

FUND SUMMARIES AND PERFORMANCE (cont.)

Example

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.The Example also reflects the fees of the Underlying Funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the application of any expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Aggressive Fund

Class A shares*	$647	$801	$968	$1,452

Class B shares	652	771	1,013	1,485

Class C shares	252	471	813	1,779

Class R shares	121	378	654	1,443

Service Class shares	91	284	493	1,096

Institutional Class shares	50	157	274	616

Moderately Aggressive Fund

Class A shares*	$645	$795	$958	$1,429

Class B shares	650	765	1,003	1,462

Class C shares	250	465	803	1,757

Class R shares	119	372	644	1,420

Service Class shares	88	274	477	1,061

Institutional Class shares	48	151	263	591

Moderate Fund

Class A shares*	$645	$795	$958	$1,429

Class B shares	650	765	1,003	1,462

Class C shares	250	465	803	1,757

Class R shares	119	372	644	1,420

Service Class shares	88	274	477	1,061

Institutional Class shares	48	151	263	591

Moderately Conservative Fund

Class A shares*	$648	$804	$973	$1,463

Class B shares	653	774	1,018	1,496

Class C shares	253	474	818	1,791

Class R shares	122	381	660	1,455

Service Class shares	91	284	493	1,096

Institutional Class shares	51	160	280	628

Conservative Fund

Class A shares*	$649	$807	$978	$1,474

Class B shares	654	777	1,024	1,508

Class C shares	254	477	824	1,802

Class R shares	123	384	665	1,466

Service Class shares	92	287	498	1,108

Institutional Class shares	52	164	285	640
*Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

	1 Year	3 Years	5 Years	10 Years

Aggressive Fund

Class B shares	$152	$471	$813	$1,485

Class C shares	152	471	813	1,779

Moderately Aggressive Fund

Class B shares	$150	$465	$803	$1,462

Class C shares	150	465	803	1,757

Moderate Fund

Class B shares	$150	$465	$803	$1,462

Class C shares	150	465	803	1,757

Moderately Conservative Fund

Class B shares	$153	$474	$818	$1,496

Class C shares	153	474	818	1,791

Conservative Fund

Class B shares	$154	$477	$824	$1,508

Class C shares	154	477	824	1,802

**Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Service Class and Institutional Class shares do not change, whether or not you sell your shares.

The Funds do not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

INVESTOR DESTINATIONS SERIES | 13

SECTION 2 FUND DETAILS

Additional Information about Investments, Investment Strategies and Risks

Investment Strategies

The Investor Destinations Funds strive to provide shareholders with a high level of diversification across major asset classes primarily through both professionally designed, risk-based allocation models and professionally selected investments in the Underlying Funds.

First, the Adviser determines each Fund’s target asset class allocations. The Adviser bases this decision on each Fund’s target risk level, the expected return potential of each asset class, the anticipated risks or volatility of each asset class and similarities or differences in the typical investment cycle of the various asset classes. The Adviser has engaged Ibbotson Associates Advisors LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc. that provides asset allocation consulting services, to develop recommended target allocations to the asset classes within each Fund. However, the Adviser ultimately has sole responsibility for determining each Fund’s target allocation range, asset class allocations and its investments in Underlying Funds.

Second, once the asset allocation is determined, the Adviser selects the Underlying Funds. In general, a Fund may not invest in all Underlying Funds identified in the Appendix, but instead may select a limited number of Underlying Funds considered most appropriate for each Fund’s investment objective and target risk level. In selecting Underlying Funds, the Adviser considers a variety of factors in the context of current economic and market conditions, including the Underlying Fund’s investment strategy, risk profile and historical performance.

The potential rewards and risks associated with each Fund depend on both the asset class allocations and the chosen mix of Underlying Funds.The Adviser periodically reviews target asset class allocations and continually monitors the mix of Underlying Funds, and will make changes either to the target asset class allocations, the mix of Underlying Funds, or the Underlying Funds themselves in order to meet the investment objective. There can be no guarantee that any of the Funds will meet its respective objective.

Most of the Underlying Funds follow passive investment strategies. Their portfolio managers do not buy or sell securities based on analysis of economic,market or individual security analysis.Instead,the portfolio managers of the Underlying Funds seek to assemble portfolios of securities expected to approximately match the performance of specifically designated indexes.The portfolio managers generally make changes to Underlying Fund portfolio holdings only as needed to maintain alignment with the respective index.A potential benefit of passively managed index funds is relatively low shareholder expenses,which can enhance their total returns.

A description of the Underlying Funds and the types of securities in which they invest can be found in the Appendix.

Temporary Investments

Each of the Funds intends to be fully invested in accordance with its investment objective and strategies under normal circumstances. However, pending investment of cash balances or anticipated redemption activity, or if the Adviser believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers’ acceptances and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which a Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which a Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

The Statement of Additional Information (“SAI”) contains more information on the Funds’ principal investments and strategies and can be requested using the addresses and telephone numbers on the back of this prospectus.

Each Investor Destinations Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

14 | INVESTOR DESTINATIONS SERIES

SECTION 3 FUND MANAGEMENT

Investment Adviser

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Funds’ assets and supervises the daily business affairs of each Fund. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

The Adviser determines the target asset allocation for each Fund, selects the appropriate mix of Underlying Funds, monitors the performance and positioning of the Underlying Funds, and also selects and monitors any non-affiliated mutual funds held by the Funds. For these services, each Investor Destinations Fund pays the Adviser an annual management fee based on each Investor Destinations Fund’s average daily net assets. This is in addition to the indirect investment management fees that the Funds pay as shareholders of affiliated Underlying Funds that the Adviser also manages. The Adviser and the Board of Trustees concur that the fees paid to the Adviser are for services in addition to the services provided by the Underlying Funds and do not duplicate those services.

The total aggregate management fee paid by each Fund for the fiscal year ended October 31, 2007, expressed as a percentage of each Fund’s average daily net assets and taking into account any applicable waivers, was 0.13% .

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Funds will be available in the Funds’ semi-annual report to shareholders, which will cover the period ending April 30, 2008.

Portfolio Management

Thomas R. Hickey, Jr. is the Funds’ portfolio manager and is responsible for the day-to-day management of the allocation of each Fund’s assets among the asset classes and Underlying Funds. Mr. Hickey joined NFA in April 2001 and is Vice President of Portfolio Analytics and Product Management where he manages various asset allocation products.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund(s) managed by the portfolio manager, if any.

Multi-Manager Structure

The Adviser and the Trust have received an exemptive order from the Securities and Exchange Commission for a multi-manager structure that allows the Adviser to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. Currently, the Funds are managed directly by the Adviser, but if a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility and enables them to operate more efficiently.

The Adviser performs the following oversight and evaluation services to a subadvised Fund:

  initial due diligence on prospective Fund subadvisers;
  monitoring subadviser performance, including ongoing analysis and periodic consultations;
  communicating performance expectations and evaluations to the subadvisers and making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

The Adviser does not expect to frequently recommend subadviser changes. Where the Adviser does recommend subadviser changes, the Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although the Adviser monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

INVESTOR DESTINATIONS SERIES | 15

SECTION 4 INVESTING WITH NATIONWIDE FUNDS

Choosing a Share Class

When selecting a share class, you should consider the following:

  which hare classes are available to you;
  how ong you expect to own your shares;
  how much you intend to invest;
  total costs and expenses associated with a particular share class and whether you qualify for any reduction or waiver of sales charges.

Your financial adviser can help you to decide which share class is best suited to your needs.

The Nationwide Funds offer several different share classes each with different price and cost features. The table to the right compares Class A, Class B and Class C shares, which are available to all investors.

Class R, Service Class and Institutional Class shares are available only to certain investors. For eligible investors, Class R, Service Class shares and Institutional Class shares may be more suitable than Class A, Class B or Class C shares.

Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial adviser can help you with this decision.

Comparing Class A, Class B and Class C Shares

Classes and Charges Class A Shares Front-end sales charge up to 5.75%	Points to Consider A front-end sales charge means that a portion of your initial investment goes toward the sales charge and is not invested.

Contingent deferred sales charge (CDSC)[1] Annual service and/or 12b-1 fee of 0.25% Administrative services fee up to 0.25%

Reduction and waivers of sales charges may be available.

Total annual operating expenses are lower than Class B and Class C expenses, which means higher dividends and/or net asset value (“NAV”) per share.

No conversion feature.

No maximum investment amount.

Class B Shares CDSC up to 5.00%

No front-end sales charge means your full investment immediately goes toward buying shares.

No reduction of CDSC, but waivers may be available.

The CDSC declines 1% in most years to zero after six years.

Annual service and/or 12b-1 fee of 1.00% No administrative services fee

Total annual operating expenses are higher than Class A expenses, which means lower dividends and/or NAV per share.

Automatic conversion to Class A shares after seven years, which means lower annual expenses in the future.

Maximum investment amount of $100,000. Larger investments may be rejected.

Class C Shares CDSC of 1.00%	No front-end sales charge means your full investment immediately goes toward buying shares. No reduction of CDSC, but waivers may be available. The CDSC declines to zero after one year.

Annual service and/or 12b-1 fee of 1.00% No administrative services fee

Total annual operating expenses are higher than Class A expenses, which means lower dividends and/or NAV per share.

No conversion feature.

Maximum investment amount of $1,000,000[2]. Larger investments may be rejected.

1 Unless you are eligible to purchase Class A shares without a sales charge, a CDSC of up to 0.15% may be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finders fee was paid.

2 This limit was calculated based on a one-year holding period.

16 | INVESTOR DESTINATIONS SERIES

SECTION 4 INVESTING WITH NATIONWIDE FUNDS (cont.)

Class A Shares

Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

Front-end Sales Charges for Class A Shares

	Sales Charge as a percentage of
	—————————————		Dealer
		Net Amount	Commission as
Amount of	Offering	Invested	Percentage of
Purchase	Price	(approximately)	Offering Price

Less than $50,000	5.75%	6.10%	5.00%

$50,000 to $99,999	4.75	4.99	4.00

$100,000 to $249,999	3.50	3.63	3.00

$250,000 to $499,999	2.50	2.56	2.00

$500,000 to $999,999	2.00	2.04	1.75

$1 million or more	None	None	None*

*Dealer may be eligible for a finders fee as described in “Purchasing Class A Shares without a Sales Charge” below.

Reduction and Waiver of Class A Sales Charges

If you qualify for a reduction or waiver of Class A sales charges, you must notify Customer Service, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify.The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher.The current value of shares is determined by multiplying the number of shares by their current NAV. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Fund’s transfer agent, at the time of purchase, with information regarding shares of the Funds held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares of the Funds held in (i) all accounts (e.g., retirement accounts) with the Funds and your financial intermediary; (ii) accounts with other financial intermediaries and (iii) accounts in the name of immediate family household members (spouse and children under 21).You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See “Reduction of Class A Sales Charges” and “Waiver of Class A Sales Charges” below and “Reduction of Class A Sales Charges” and “Net Asset Value Purchase Privilege (Class A Shares Only)” in the SAI for more information.This information regarding breakpoints is also available free of charge at www.nationwidefunds.com/invest/salesinformation.

Reduction of Class A Sales Charges

Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:

  A larger investment. The sales charge decreases as the amount of your investment increases.
  Rights of accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (shown in the table above), you and other family members living at the same address can add the current value of any Class A, Class D, Class B or Class C shares in all Nationwide Funds (except Nationwide Money Market Fund) that you currently own or are currently purchasing to the value of your Class A purchase.
  Insurance proceeds or benefits discount privilege. If you use the proceeds of an insurance policy issued by any Nationwide Insurance company to purchase Class A shares, you pay one- half of the published sales charge, as long as you make your investment within 60 days of receiving the proceeds.
  Share repurchase privilege. If you redeem Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of redeeming shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your redemption and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)
  Letter of Intent discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (except the Nationwide Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest.You are permitted to backdate the letter in order to include purchases made during the previous 90 days.You can also combine your purchase of Class A, Class B and Class C shares with your purchases of Class D shares to fulfill your Letter of Intent.You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

INVESTOR DESTINATIONS SERIES | 17

SECTION 4 INVESTING WITH NATIONWIDE FUNDS (cont.)

Waiver of Class A Sales Charges

Front-end sales charges on Class A shares are waived for the following purchasers:

  investorsurchasing shares through an unaffiliated brokerage firm that has an agreement with Nationwide Fund Distributors LLC (the “Distributor”) to waive sales charges;
  directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Distributor;
  anynvestor who pays for shares with proceeds from sales of Nationwide Fund Class D shares (Class D shares are offered by other Nationwide Funds, but not these Funds);
  reinvestment plans;
   investment advisory clients of the Adviser and its affiliates and directors, officers, full-time employees (and their spouses, children or immediate relatives) of sponsor groups that may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time.

The SAI lists other investors eligible for sales charge waivers.

Purchasing Class A Shares without a Sales Charge

Purchases of $1 million or more of Class A shares have no front-end sales charge. You can purchase $1 million or more in Class A shares in one or more of the Funds offered by the Trust (including the Funds in this prospectus) at one time. Or, you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described above. However, a contingent deferred sales charge (CDSC) of up to 0.15% applies if a “finders fee” is paid by the Distributor to your financial adviser or intermediary and you redeem your shares within 18 months of purchase. The CDSC covers the finders fee paid to the selling dealer.

The CDSC also does not apply:

  if you are eligible to purchase Class A shares without a sales charge for another reason;
  no finders fee was paid or
  to shares acquired through reinvestment of dividends or capital gains distributions.

Contingent Deferred Sales Charge on Certain Sales of Class A Shares

Amount of	$1 million	$4 million	$25 million
Purchase	to $3,999,999	to $24,999,999	or more

If sold within	18 months	18 months	18 months

Amount of CDSC	0.15%	0.10%	0.05%

Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If you redeem a portion of your shares, shares that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see “Waiver of Contingent Deferred Sales Charges–Class A, Class B and Class C Shares” for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Fund(s) is described above; however, the CDSCs for Class A shares of other Nationwide Funds may be different and are described in their respective prospectuses. If you purchase more than one Nationwide Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Nationwide Funds purchased and is proportional to the amount you redeem from each Nationwide Fund.

Waiver of Contingent Deferred Sales Charges Class A, Class B and Class C Shares

The CDSC is waived on:

  the redemption of Class A, Class B or Class C shares purchased through reinvested dividends or distributions;
  Class B shares which are qualifying redemptions of Class B shares under the Automatic Withdrawal Program;
  Class A, Class B or Class C shares redeemed following the death or disability of a shareholder, provided the redemption occurs within one year of the shareholder’s death or disability;
  mandatory withdrawals of Class A, Class B or Class C shares from traditional IRA accounts after age 70-1/2 and for other required distributions from retirement accounts and redemptions of Class C shares from retirement plans offered by retirement plan administrators that maintain an agreement with the Funds or the Distributor.

If a CDSC is charged when you redeem your Class B or Class C shares, and you then reinvest the proceeds in Class B or Class C shares within 30 days, shares equal to the amount of the CDSC are re-deposited into your new account.

If you qualify for a waiver of a CDSC, you must notify Customer Service, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. For more complete information, see the SAI.

18 | INVESTOR DESTINATIONS SERIES

SECTION 4 INVESTING WITH NATIONWIDE FUNDS (cont.)

Class B Shares

Class B shares may be appropriate if you do not want to pay a front-end sales charge, are investing less than $100,000 and anticipate holding your shares for longer than six years.

If you redeem Class B shares within six years of purchase you must pay a CDSC (if you are not entitled to a waiver). The amount of the CDSC decreases as shown in the following table:

							7 years
Sale within	1 year	2 years	3 years	4 years	5 years	6 years	or more

Sales charge	5%	4%	3%	3%	2%	1%	0%
Conversion of Class B shares

After you hold your Class B shares for seven years, they automatically convert at no charge into Class A shares, which have lower fund expenses. Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted; however, the total dollar value will be the same.

Class C Shares

Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you redeem your Class C shares within the first year after purchase, you must pay a CDSC of 1%.

For both Class B and Class C shares, the CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If you redeem a portion of your shares, shares that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See “Waiver of Contingent Deferred Sales Charges–Class A, Class B and Class C Shares” for a list of situations where a CDSC is not charged.

Share Classes Available Only to Institutional Accounts

The Funds offer Service Class, Institutional Class and Class R shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under ERISA when determining which class is appropriate for the retirement plan.

Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer including:

  the level of distribution and administrative services the plan requires;
  the total expenses of the share class and
  the appropriate level and type of fee to compensate the intermediary.An intermediary may receive different compensation depending on which class is chosen.

Class R Shares

Class R shares are available to retirement plans including:

  401(k) plans;
  457 plans;
  403(b) plans;
  profit sharing and money purchase pension plans;
  defined benefit plans;
  non-qualified deferred compensation plans and
  other retirement accounts in which the retirement plan or the retirement plan’s financial services firm has an agreement with the Distributor to use Class R shares.

The above-referenced plans are generally small and mid-sized retirement plans, having at least $1 million in assets and shares held through omnibus accounts that are represented by an intermediary such as a broker, third-party administrator, registered investment adviser or other plan service provider.

Class R shares are not available to:

  institutional non-retirement accounts;
  traditional and Roth IRAs;
  Coverdell Education Savings Accounts;
  SEPs and SAR-SEPs;
  SIMPLE IRAs;
  one- person Keogh plans;
  individual 403(b) plans or
  529 Plan accounts.

INVESTOR DESTINATIONS SERIES | 19

SECTION 4 INVESTING WITH NATIONWIDE FUNDS (cont.)

Service Class Shares

Service Class shares are available for purchase only by the following:

  retirement plans advised by financial professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;
  retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Fund(s) for these services;
  a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are part of a program that collects an administrative services fee;
  registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by the Fund(s) for providing services or life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(k) plans.

Institutional Class Shares

Institutional Class shares are available for purchase only by the following:

  retirement plans for which no third-party administrator receives compensation from the Fund(s);
  institutional advisory accounts of the Adviser’s affiliates, those accounts which have client relationships with an affiliate of the Adviser, its affiliates and their corporate sponsors, subsidiaries and related retirement plans;
  rollover individual retirement accounts from such institutional advisory accounts;
  a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative services fees to the financial institution;
  registered investment advisers investing on behalf of institutions and high net-worth individuals where the advisers derive compensation for advisory services exclusively from clients or high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary.

Sales Charges and Fees

Sales Charges

Sales charges, if any, are paid to the Distributor. These fees are either kept or paid to your financial adviser or other intermediary.

Distribution and Services Fees

Each Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C, Class R and Service Class shares of the Funds to compensate the Distributor for expenses associated with distributing and selling shares and providing shareholder services through distribution and/or services fees.These fees are paid to the Distributor and are either kept or paid to your financial adviser or other intermediary for distribution and shareholder services. Institutional Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to applicable sales charges and are paid from the Funds’ assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A, Class B, Class C, Class R and Service Class shares pay the Distributor annual amounts not exceeding the following:

Class Class A shares Class B shares Class C shares Class R shares	as a % of daily net assets 0.25% (distribution or service fee) 1.00% (0.25% service fee) 1.00% (0.25% service fee) 0.50% (0.25% of which may be either a distribution or service fee)
Service Class shares	0.25% (distribution or service fee)

Administrative Services Fees

Class A, Class R and Service Class shares of the Funds are subject to fees pursuant to an Administrative Services Plan adopted by the Board of Trustees of the Trust. (These fees are in addition to Rule 12b-1 fees for Class A and Class R shares as described above.) These fees are paid by these Funds to broker-dealers or other financial intermediaries who provide administrative support services to beneficial shareholders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay a broker-dealer or other intermediary a maximum annual fee of 0.25% for Class A, Class R and Service Class shares; however, many intermediaries do not charge the maximum permitted fee or even a portion thereof.

Because these fees are paid out of a Fund’s Class A, Class R and Service Class assets on an ongoing basis, these fees will increase the cost of your investment in such share classes over time and may cost you more than paying other types of fees.

20 | INVESTOR DESTINATIONS SERIES

SECTION 4 INVESTING WITH NATIONWIDE FUNDS (cont.)

Revenue Sharing

The Adviser and/or its affiliates (collectively, “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by broker-dealers and other financial intermediaries that sell shares of the Trust or which include them as investment options for their respective customers.

These payments are often referred to as “revenue sharing payments. “The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, and/or access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries.The Board of Trustees of the Funds will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the levels of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell shares of the Funds in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such payments may include:

  the Distributor and other affiliates of the Adviser;
  broker-dealers;
  financial institutions and
  other financial intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales, current or historical assets or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to sell shares of a Fund to you instead of shares of funds offered by competing fund families.

Contact your financial intermediary for details about revenue sharing payments it may receive.

Notwithstanding the revenue sharing payments described above, the Adviser and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted customers in the purchase of Fund shares, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the Adviser’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

Contacting Nationwide Funds

Customer Service Representatives are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 800-848-0920.

Automated Voice Response Call 800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:

  make transactions
  hear fund price information and
  obtain mailing and wiring instructions.

Internet Go to www.nationwidefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:

  downlaod Fund prospectuses;
  obtain information on the Nationwide Funds;
  access your account information and
  request transactions, including purchases, redemptions and exchanges.

By Regular Mail Nationwide Funds, .O. Box 182205, Columbus, Ohio 43218-2205.

By Overnight Mail Nationwide Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

By Fax 614-428-3278.

INVESTOR DESTINATIONS SERIES | 21

SECTION 4 INVESTING WITH NATIONWIDE FUNDS (cont.)

Fund Transactions—Class A, Class B, and Class C Shares

All transaction orders must be received by the Funds’ transfer agent in Columbus, Ohio or an authorized intermediary prior to the calculation of each Fund’s NAV to receive that day’s NAV.

How to Buy Shares

Be sure to specify the class of shares you wish to purchase. Each Fund may reject any order to buy shares and may suspend the offering of shares at any time.

Through an authorized intermediary. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order in proper form.

How to Exchange* or Sell** Shares

*Exchange privileges may be amended or discontinued upon 60-day written notice to shareholders.

**A medallion signature guarantee may be required. See “Medallion Signature Guarantee” below.

Through an authorized intermediary. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order in proper form.

By mail. Complete an application and send with a check made payable to: Nationwide Funds. Payment must be made in U.S. dollars and drawn on a U.S. bank. The Funds do not accept cash, starter checks, third-party checks, travelers’ checks, credit card checks or money orders.

By mail or fax. You may request an exchange or redemption by mailing or faxing a letter to Nationwide Funds.The letter must include your account number(s) and the name(s) of the Fund(s) you wish to exchange from and to.The letter must be signed by all account owners.We reserve the right to request original documents for any faxed requests.

By telephone. You will have automatic telephone privileges unless you decline this option on your application. The Funds follow procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Funds may revoke telephone privileges at any time, without notice to shareholders.

By telephone. You will have automatic telephone privileges unless you decline this option on your application.The Funds follow procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions.The Funds may revoke telephone privileges at any time, without notice to shareholders. For redemptions, shareholders who own shares in an IRA account should call 800-848-0920.

Additional information for selling shares. A check made payable to the shareholder(s) of record will be mailed to the address of record. The Funds may record telephone instructions to redeem shares and may request redemption instructions in writing, signed by all shareholders on the account.

On-line. Transactions may be made through the Nationwide Funds’ website. However, the Funds may discontinue on-line transactions of Fund shares at any time.

On-line. Transactions may be made through the Nationwide Funds’ website. However, the Funds may discontinue on-line transactions of Fund shares at any time.

By bank wire. You may have your bank transmit funds by federal funds wire to the Funds’ custodian bank. (The authorization will be in effect unless you give the Funds written notice of its termination.)

  if you choose this method to open a new account, you must call our toll-free number before you wire your investment and arrange to fax your completed application.
  your bank may charge a fee to wire funds.
  the wire must be received by 4:00 p.m. in order to receive the current day’s NAV.

By bank wire. The Funds can wire the proceeds of your redemption directly to your account at a commercial bank. A voided check must be attached to your application. (The authorization will be in effect unless you give the Funds written notice of its termination.)

  your proceeds typically will be wired to your bank on the next business day after your order has been processed.
  Nationwide Funds deducts a $20 service fee from the redemption proceeds for this service.
  your financial institution may also charge a fee for receiving the wire.
  funds sent outside the U.S. may be subject to higher fees.

Bank wire is not an option for exchanges.

By Automated Clearing House (ACH). You can fund your Nationwide Funds’ account with proceeds from your bank via ACH on the second business day after your purchase order has been processed. A voided check must be attached to your application. Money sent through ACH typically reaches Nationwide Funds from your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the Funds written notice of its termination.)

By Automated Clearing House (ACH). Your redemption proceeds can be sent to your bank via ACH on the second business day after your order has been processed. A voided check must be attached to your application. Money sent through ACH should reach your bank in two business days.There is no fee for this service. (The authorization will be in effect unless you give the Funds written notice of its termination.)

ACH is not an option for exchanges.

Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Service Class or Institutional Class shares should call our toll-free number.

Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Service Class or Institutional Class shares should call our toll-free number.

22 | INVESTOR DESTINATIONS SERIES

SECTION 4 INVESTING WITH NATIONWIDE FUNDS (cont.)

Buying Shares

Share Price

The net asset value or “NAV” is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:

  calculated at the close of regular trading (usually 4 p.m. Eastern Time) each day the New York Stock Exchange is open.
  generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number of outstanding shares of that class.

The purchase or “offering” price for Fund shares is the NAV (for a particular class) next determined after the order is received by a Fund or its agent, plus any applicable sales charge.

Fair Value Pricing

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that each Fund’s assets are valued primarily on the basis of market quotations. Where such market quotations are either unavailable or are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of a Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments, or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which a Fund’s shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

The Funds’ NAVs are calculated based upon the net asset values of the Underlying Funds in which the Funds invest. The prospectuses for these Underlying Funds explain the circumstances under which those Underlying Funds will use fair value pricing and the effect of using fair value pricing.

In-Kind Purchases

Each Fund may accept payment for shares in the form of securities that are permissible investments for the Fund.

The Funds do not calculate NAV on days when the New York Stock Exchange is closed.

  New Year’s Day
  Martin Luther King, Jr. Day
  Presidents' Day
  Good Friday
  Memorial Day
  Independence Day
  Labor Day
  Thanksgiving Day
  Christmas Day
  Others days when the New York Stock Exchange is closed.

INVESTOR DESTINATIONS SERIES | 23

SECTION 4 INVESTING WITH NATIONWIDE FUNDS (cont.)

Minimum Investments

Class A, Class B and Class C Shares

To open an account                                           $2,000 (per Fund)

To open an IRA account                                     $1,000 (per Fund)

Additional investments                                         $100  (per Fund)

To start an Automatic Asset                               $1,000 (per Fund)

Accumulation Plan

Additional investments                                                           $50

(Automatic Asset Accumulation Plan)

Class R Shares

To open an account                                                     No Minimum

Additional investments                                                 No Minimum

Service Class Shares

To open an account                                             $50,000 (per Fund)

Additional investments                                                  No Minimum

Institutional Class Shares

To open an account                                         $1,000,000 (per Fund)

Additional investments                                                  No Minimum

Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates, or to certain retirement plans, fee-based programs or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, unless such information is collected by the broker-dealer or financial intermediary pursuant to an agreement, the Funds must obtain the following information for each person that opens a new account:

  name
  date of birth (for individuals);
  residential or business street address (although post office boxes are still permitted for mailing) and
  Social Security number, taxpayer identification number or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified.The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Accounts with Low Balances

Maintaining small accounts is costly for the Funds and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above each Fund’s minimum.

  If the value of your account falls below $2,000 ($1,000 for IRA accounts), you are generally subject to a $5 quarterly fee.
  Shares from your account are redeemed each quarter tocover the fee, which is returned to the Fund to offset smallaccount expenses. Under some circumstances, each Fund maywaive the quarterly fee.
  Each Fund reserves the right to redeem your remaining shares and close your account if a redemption of shares brings the value of your account below $2,000 ($1,000 for IRA accounts).
  In such cases, you will be notified and given 60 days topurchase additional shares before the account is closed.

Exchanging Shares

You may exchange your Fund shares for shares of any Nationwide Fund that is currently accepting new investments as long as:

  both accounts have the same registration;
  your first purchase in the new fund meets its minimum investment requirement and you purchase the same class of shares. For example, you may exchange between Class A shares of any Nationwide Fund, but may not exchange between Class A shares and Class B shares.

The exchange privileges may be amended or discontinued upon 60 days written notice to shareholders.

Generally, there are no sales charges for exchanges of Class B, Class C, Class R, Institutional Class or Service Class shares. However,

  if you exchange from Class A shares of a Fund to a fund with a higher sales charge, you may have to pay the difference in the two sales charges.
  if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original purchase is charged.

24 | INVESTOR DESTINATIONS SERIES

SECTION 4 INVESTING WITH NATIONWIDE FUNDS (cont.)

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to Nationwide Money Market Fund).

Exchanges into Nationwide Money Market Fund

You may exchange between Class A, Class B, Class C or Service Class shares and the Prime Shares of the Nationwide Money Market Fund. If your original investment was in Prime Shares, any exchange of Prime Shares you make for Class A, Class D, Class B or Class C shares of another Fund may require you to pay the sales charge applicable to such new shares. In addition, if you exchange shares subject to a CDSC, the length of time you own Prime Shares of the Nationwide Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Nationwide Money Market Fund are subject to any CDSC that applies to the original purchase.

Automatic Withdrawal Program

You may elect to automatically redeem Class A, Class B and Class C shares in a minimum amount of $50. Complete the appropriate section of the Mutual Fund Application for New Accounts or contact your financial intermediary or the Funds’ transfer agent. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Generally, it is not advisable to continue to purchase Class A or Class C shares subject to a sales charge while redeeming shares using this program. An automatic withdrawal plan for Class C shares will be subject to any applicable CDSC. If you own Class B shares, you will not be charged a CDSC on redemptions if you redeem 12% or less of your account value in a single year. More information about the waiver of the CDSC for Class B shares is located in the SAI.

Selling Shares

You can sell or, in other words redeem, your Fund shares at any time, subject to the restrictions described below. The price you receive when you redeem your shares is the NAV (minus any applicable sales charges or redemption fee) next determined after the Fund’s authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you redeem may be worth more or less than their original purchase price depending on the market value of the Fund’s investments at the time of the redemption.

You may not be able to redeem your Fund shares or the Funds may delay paying your redemption proceeds if:

  the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  trading is restricted or
  an emergency exists (as determined by the Securities and Exchange Commission).

Generally, the Fund will pay you for the shares that you redeem within three days after your redemption request is received. Payment for shares that you recently purchased may be delayed up to 10 business days from the purchase date to allow time for your payment to clear.The Fund may delay forwarding redemption proceeds for up to seven days if the account holder:

  is engaged in excessive trading or
  if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.

If you choose to have your redemption proceeds mailed to you and the redemption check is returned as undeliverable or is not presented for payment within six months, the Funds reserve the right to reinvest the check proceeds and future distributions in the shares of the particular Fund at the Fund’s then-current NAV until you give the Funds different instructions.

Under extraordinary circumstances, a Fund, in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. For more about Nationwide Funds’ ability to make a redemption-in-kind, see the SAI.

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of the Adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder’s proportionate share of the Fund’s current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

Medallion Signature Guarantee

A medallion signature guarantee is required for sales of shares of a Fund in any of the following instances:

  your account address has changed within the last 15 calendar days;
  the redemption check is made payable to anyone other than the registered shareholder;
  the proceeds are mailed to any address other than the address of record or the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer’s signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.

INVESTOR DESTINATIONS SERIES | 25

SECTION 4 INVESTING WITH NATIONWIDE FUNDS (cont.)

Excessive or Short-Term Trading

The Nationwide Funds seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Nationwide Funds or redemptions and repurchases of Nationwide Funds within a short time period) may:

  disruptortfolio management strategies;
   increase brokerage and other transaction costs and
  negatively affect fund performance.

Each Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. A Fund that invests in foreign securities may be at greater risk for excessive trading, as may be the Underlying Funds that invest in such foreign securities. Investors may attempt to take advantage of anticipated price movements in securities held by a Fund based on events occurring after the close of a foreign market that may not be reflected in a Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.

The Board of Trustees of the Trust has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive or short-term trading in the Funds:

Monitoring of Trading Activity

The Funds, through the Adviser and its agents, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Funds may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

Restrictions on Transactions

Whenever a Fund is able to identify short-term trades and/or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades that the Fund identifies. It also has sole discretion to:

  restrict purchases or exchanges that the Fund or its agents believe constitute excessive trading and reject transactions that violate the Fund’s excessive trading policies or its exchange limits.

In general:

  an exchange equaling 1% or more of a Fund’s NAV may be rejected and redemption and exchange fees are imposed on certain Nationwide Funds. These Nationwide Funds may assess either a redemption fee if you redeem your Fund shares or an exchange fee if you exchange your Fund shares into another Nationwide Fund. The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares.

Fair Valuation

The Funds have fair value pricing procedures in place as described above in Section 4, Investing with Nationwide Funds: Fair Value Pricing.

Despite its best efforts, a Fund may be unable to identify or deter excessive trades conducted through intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, a Fund may not be able to prevent all market timing and its potential negative impact.

26 | INVESTOR DESTINATIONS SERIES

SECTION 4 INVESTING WITH NATIONWIDE FUNDS (cont.)

Exchange and Redemption Fees

In order to discourage excessive trading, the Nationwide Funds impose exchange and redemption fees on shares held in certain types of accounts. If you sell or exchange your shares in such an account within a designated holding period, the redemption fee is paid directly to the fund from which the shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. Redemption fees are not imposed on redemptions or exchanges from the Nationwide Investor Destinations Funds. However, other Nationwide Funds into which you may exchange do impose redemption fees as shown below. Please see the prospectus for the Fund into which you may wish to exchange for further information.

		Minimum
	Exchange/	Holding Period
Fund	Redemption Fee	(calendar days)

Nationwide China Opportunities Fund	2.00%	90

Nationwide Emerging Markets Fund	2.00%	90

Nationwide Global Financial
Services Fund	2.00%	90

Nationwide Health Sciences Fund	2.00%	90

Nationwide Natural Resources Fund	2.00%	90

Nationwide Technology and
Communications Fund	2.00%	90

Nationwide Global Utilities Fund	2.00%	90

Nationwide Hedged Core Equity Fund	2.00%	90

Nationwide International Growth Fund	2.00%	90

Nationwide International Value Fund	2.00%	90

Nationwide Market Neutral Fund	2.00%	90

Nationwide Micro Cap Equity Fund	2.00%	90

Nationwide Mid Cap Growth Fund	2.00%	90

Nationwide Mid Cap Growth Leaders
Fund	2.00%	90

Nationwide Small Cap Fund	2.00%	90

Nationwide Small Cap Core Fund	2.00%	90

Nationwide Small Cap Growth
Opportunities Fund	2.00%	90

Nationwide Small Cap Leaders Fund	2.00%	90

Nationwide Small Cap Value Fund	2.00%	90

Nationwide U.S. Growth Leaders
Long-Short Fund	2.00%	90

Nationwide U.S. Small Cap Value Fund	2.00%	90

Nationwide Value Opportunities Fund	2.00%	90

Nationwide Worldwide Leaders Fund	2.00%	90

NorthPointe Small Cap Growth Fund	2.00%	90

Nationwide Growth Fund	2.00%	30

Nationwide Large Cap Value Fund	2.00%	30

Nationwide Fund	2.00%	30

Nationwide Leaders Fund	2.00%	30

Nationwide U.S. Growth Leaders Fund	2.00%	30

Nationwide Value Fund	2.00%	30

Nationwide Bond Fund	2.00%	7

Nationwide Bond Index Fund	2.00%	7

Nationwide Government Bond Fund	2.00%	7

Nationwide International Index Fund	2.00%	7

Nationwide Mid Cap Market Index Fund	2.00%	7

Nationwide Short Duration Bond Fund	2.00%	7

Nationwide S&P 500 Index Fund	2.00%	7

Nationwide Small Cap Index Fund	2.00%	7

Nationwide Tax-Free Income Fund	2.00%	7

INVESTOR DESTINATIONS SERIES | 27

SECTION 5 DISTRIBUTIONS AND TAXES

The following information is provided to help you understand the income and capital gains you can earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distribution varies and there is no guarantee a Fund will pay either income dividends or capital gain distributions. For tax advice about your personal tax situation, please speak with your tax adviser.

Income and Capital Gain Distributions

Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare and distribute its net investment income, if any, to shareholders as dividends quarterly. Capital gains, if any, may be distributed at least annually. A Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. All income and capital gain distributions are automatically reinvested in shares of the applicable Fund. You may request in writing a payment in cash if the distribution is in excess of $5.

If you choose to have dividends or capital gain distributions, or both, mailed to you and the distribution check is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in shares of the applicable Fund at the Fund’s then-current NAV until you give the Trust different instructions.

Tax Considerations

If you are a taxable investor, dividends and capital gain distributions you receive from a Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are subject to federal income tax, state taxes and possibly local taxes:

  distributions are taxable to you at either ordinary income or capital gains tax rates;
  distributions of short-term capital gains are paid to you as ordinary income that is taxable at applicable ordinary income tax rates;
  distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares;
  for individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gains tax rates, provided that certain holding period requirements are met;
  for corporate shareholders, a portion of income dividends paid may be eligible for the corporate dividend-received deduction, subject to certain limitations and distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099-DIV, which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). A Fund may reclassify income after your tax reporting statement is mailed to you. This can result from the rules in the Internal Revenue Code that effectively prevent mutual funds, such as the Funds, from ascertaining with certainty, until after the calendar year end, and in some cases a Fund’s fiscal year end, the final amount and character of distributions the Fund has received on its investments during the prior calendar year. Prior to issuing your statement, each Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Distributions from the Funds (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

If you are a taxable investor and invest in a Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as “buying a dividend.”

Selling and Exchanging Shares

Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Nationwide Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling Fund shares are taxed at a maximum rate of 15% (or 0% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed at ordinary income tax rates. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you redeem Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

Other Tax Jurisdictions

Distributions and gains from the sale or exchange of your Fund shares may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax and are subject to special U.S. tax certification

28 | INVESTOR DESTINATIONS SERIES

SECTION 5 DISTRIBUTIONS AND TAXES (cont.)

requirements to avoid backup withholding and claim any treaty benefits. The exemption from U.S. withholding for short-term capital gain and interest-related dividends paid by the Fund to non-U.S. investors will terminate and no longer be available for dividends paid by the Fund with respect to its taxable years beginning after October 31, 2008, unless such exemptions are extended or made permanent.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts

When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, income dividends and capital gain distributions generally are not subject to current federal income taxes. In general, these plans or accounts are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

Backup Withholding

By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Funds.

INVESTOR DESTINATIONS SERIES | 29

SERIES DESTINATIONS INVESTOR | 30
SECTION 6 NATIONWIDE INVESTOR DESTINATIONS AGGRESSIVE FUND FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past five years ended October 31. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information has been audited by PricewaterhouseCoopers, LLP, whose report, along with the Funds’ financial statements, is included in the Trust’s annual reports, which are available upon request.

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions						Ratios/Supplemental Data

														Ratio of Net
													Ratio of	Investment

			Net									Ratio	Expenses Income (Loss)
			Realized									of Net	(Prior to	(Prior to
	Net Asset		and							Net Assets	Ratio of	Investment	Reimburse-	Reimburse-
	Value,	Net	Unrealized	Total from	Net	Net		Net Asset	Total	at End of	Expenses Income (Loss)		ments) to	ments) to
	Beginning	Investment	Gains on	Investment	Investment	Realized	Total	Value, End	Return	Period	to Average	to Average Average Net		Average Net	Portfolio
	of Period	Income	Investments	Activities	Income	Gains Distributions		of Period	(a)(b)	(000s) Net Assets (c) Net Assets (c)			Assets (c)(d)	Assets (c)(d)	Turnover (e)

Class A Shares
Year Ended October 31, 2003	$ 6.36	0.08	1.45	1.53	(0.08)	–	(0.08)	$ 7.81	24.34%	$ 3,742	0.52%	1.04%	(g)	(g)	44.11%
Year Ended October 31, 2004	$ 7.81	0.10	0.80	0.90	(0.10)	–	(0.10)	$ 8.61	11.55%	$ 19,737	0.47%	1.06%	(g)	(g)	2.12%
Year Ended October 31, 2005	$ 8.61	0.19	0.87	1.06	(0.19)	–	(0.19)	$ 9.48	12.36%	$ 38,583	0.49%	1.87%	(g)	(g)	6.51%
Year Ended October 31, 2006	$ 9.48	0.15	1.53	1.68	(0.20)	(0.19)	(0.39)	$10.77	18.13%	$ 61,217	0.45%	1.27%	0.46%	1.27%	4.80%
Year Ended October 31, 2007	$10.77	0.20	1.52	1.72	(0.27)	(0.23)	(0.50)	$11.99	16.46%	$ 90,084	0.45%	1.67%	0.45%	1.66%	3.92%

Class B Shares
Year Ended October 31, 2003	$ 6.32	0.04	1.43	1.47	(0.05)	–	(0.05)	$ 7.74	23.42%	$ 1,557	1.25%	0.16%	(g)	(g)	44.11%
Year Ended October 31, 2004	$ 7.74	0.04	0.80	0.84	(0.05)	–	(0.05)	$ 8.53	10.86%	$ 7,414	1.20%	0.35%	(g)	(g)	2.12%
Year Ended October 31, 2005	$ 8.53	0.11	0.86	0.97	(0.12)	–	(0.12)	$ 9.38	11.46%	$ 11,761	1.21%	1.18%	(g)	(g)	6.51%
Year Ended October 31, 2006	$ 9.38	0.08	1.52	1.60	(0.13)	(0.19)	(0.32)	$10.66	17.39%	$ 16,890	1.19%	0.64%	1.19%	0.64%	4.80%
Year Ended October 31, 2007	$10.66	0.12	1.50	1.62	(0.21)	(0.23)	(0.44)	$11.84	15.62%	$ 21,967	1.19%	0.95%	1.19%	0.95%	3.92%

Class C Shares
Year Ended October 31, 2003	$ 6.32	0.05	1.42	1.47	(0.06)	–	(0.06)	$ 7.73	23.41%	$ 7,706	1.26%	0.22%	(g)	(g)	44.11%
Year Ended October 31, 2004	$ 7.73	0.04	0.80	0.84	(0.05)	–	(0.05)	$ 8.52	10.88%	$ 43,668	1.20%	0.32%	(g)	(g)	2.12%
Year Ended October 31, 2005	$ 8.52	0.12	0.86	0.98	(0.13)	–	(0.13)	$ 9.37	11.49%	$ 71,231	1.21%	1.16%	(g)	(g)	6.51%
Year Ended October 31, 2006	$ 9.37	0.07	1.52	1.59	(0.13)	(0.19)	(0.32)	$10.64	17.29%	$ 93,557	1.19%	0.65%	1.19%	0.64%	4.80%
Year Ended October 31, 2007	$10.64	0.12	1.49	1.61	(0.21)	(0.23)	(0.44)	$11.81	15.55%	$127,450	1.19%	0.95%	1.19%	0.95%	3.92%

Class R Shares
Period Ended October 31, 2003 (f)	$ 7.45	(i)	0.29	0.29	–	–	–	$ 7.74	3.89%	$ 1	0.82%	(0.46%)	0.92%	(0.56%)	44.11%
Year Ended October 31, 2004	$ 7.74	0.07	0.82	0.89	(0.07)	–	(0.07)	$ 8.56	11.58%	$ 38	0.63%	0.93%	(g)	(g)	2.12%
Year Ended October 31, 2005	$ 8.56	0.18	0.86	1.04	(0.18)	–	(0.18)	$ 9.42	12.19%	$ 216	0.63%	1.47%	(g)	(g)	6.51%
Year Ended October 31, 2006	$ 9.42	0.16	1.49	1.65	(0.19)	(0.19)	(0.38)	$10.69	17.93%	$ 2,083	0.79%	0.88%	0.80%	0.88%	4.80%
Year Ended October 31, 2007	$10.69	0.21	1.46	1.67	(0.25)	(0.23)	(0.48)	$11.88	16.11%	$ 29,199	0.77%	1.19%	0.77%	1.19%	3.92%

(a)	Excludes sales charge.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f)	For the period from October 1, 2003 (commencement of operations) through October 31, 2003.

(g)	There were no fee reductions in this period.

(h)	For the period from December 29, 2004 (commencement of operations) through October 31, 2005.

(i)	The amount is less than $0.005.

SECTION 6 NATIONWIDE INVESTOR DESTINATIONS AGGRESSIVE FUND FINANCIAL HIGHLIGHTS (cont.)

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions						Ratios/Supplemental Data

														Ratio of Net
												Ratio	Ratio of	Investment
			Net									of Net	Expenses	Income (Loss)
			Realized									Investment	(Prior to	(Prior to
	Net Asset		and							Net Assets	Ratio of	Income	Reimburse-	Reimburse-
	Value,	Net	Unrealized	Total from	Net	Net		Net Asset		at End of	Expenses	(Loss) to	ments) to	ments) to
	Beginning	Investment	Gains on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	Average	Average Net	Average Net	Portfolio
	of Period	Income	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)(b)	(000s)	Net Assets (c)	Net Assets (c)	Assets (c)(d)	Assets (c)(d)	Turnover (e)

Institutional Class Shares
Period Ended October 31, 2005 (f)	$ 9.31	0.09	0.25	0.34	(0.12)	–	(0.12)	$ 9.53	3.66%	$ 1	0.24%	1.39%	(g)	(g)	6.51%
Year Ended October 31, 2006	$ 9.53	0.22	1.50	1.72	(0.22)	(0.19)	(0.41)	$10.84	18.54%	$ 1,439	0.18%	1.74%	0.19%	1.73%	4.80%
Year Ended October 31, 2007	$10.84	0.28	1.48	1.76	(0.29)	(0.23)	(0.52)	$12.08	16.77%	$ 34,670	0.19%	1.80%	0.19%	1.80%	3.92%

Service Class Shares
Year Ended October 31, 2003	$ 6.37	0.07	1.45	1.52	(0.07)	–	(0.07)	$ 7.82	24.08%	$129,717	0.61%	0.98%	0.63%	0.96%	44.11%
Year Ended October 31, 2004	$ 7.82	0.09	0.81	0.90	(0.09)	–	(0.09)	$ 8.63	11.50%	$282,486	0.59%	0.94%	0.60%	0.94%	2.12%
Year Ended October 31, 2005	$ 8.63	0.18	0.87	1.05	(0.18)	–	(0.18)	$ 9.50	12.18%	$439,966	0.62%	1.78%	(g)	(g)	6.51%
Year Ended October 31, 2006	$ 9.50	0.14	1.54	1.68	(0.19)	(0.19)	(0.38)	$10.80	18.04%	$676,249	0.59%	1.16%	0.60%	1.15%	4.80%
Year Ended October 31, 2007	$10.80	0.19	1.51	1.70	(0.26)	(0.23)	(0.49)	$12.01	16.20%	$914,796	0.59%	1.55%	0.59%	1.55%	3.92%

(a)	Excludes sales charge.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f)	For the period from December 29, 2004 (commencement of operations) through October 31, 2005.

(g)	There were no fee reductions in this period.

INVESTOR DESTINATIONS SERIES |

31

SERIES DESTINATIONS INVESTOR | 32
SECTION 6 NATIONWIDE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions						Ratios/Supplemental Data

														Ratio of Net
			Net									Ratio	Ratio of	Investment
			Realized									of Net	Expenses Income (Loss)
			and									Investment	(Prior to	(Prior to
	Net Asset	Net	Unrealized							Net Assets	Ratio of	Income	Reimburse-	Reimburse-
	Value,	Investment	Gains	Total from	Net	Net		Net Asset	Total	at End of	Expenses	(Loss) to	ments) to	ments) to
	Beginning	Income	(Losses) on	Investment	Investment	Realized	Total	Value, End	Return	Period	to Average	Average Average Net		Average Net	Portfolio
	of Period	(Loss)	Investments	Activities	Income	Gains Distributions		of Period	(a)(b)	(000s) Net Assets (c) Net Assets (c)			Assets (c)(d)	Assets (c)(d)	Turnover (e)

Class A Shares
Year Ended October 31, 2003	$ 7.04	0.11	1.31	1.42	(0.11)	–	(0.11)	$ 8.35	20.42%	$ 9,729	0.48%	1.42%	(f)	(f)	8.08%
Year Ended October 31, 2004	$ 8.35	0.12	0.75	0.87	(0.12)	–	(0.12)	$ 9.10	10.48%	$ 35,416	0.47%	1.37%	0.47%	1.37%	2.74%
Year Ended October 31, 2005	$ 9.10	0.21	0.74	0.95	(0.21)	(g)	(0.21)	$ 9.84	10.47%	$ 57,073	0.49%	2.10%	(f)	(f)	5.51%
Year Ended October 31, 2006	$ 9.84	0.18	1.33	1.51	(0.22)	(0.13)	(0.35)	$11.00	15.66%	$ 83,365	0.46%	1.65%	0.47%	1.64%	6.67%
Year Ended October 31, 2007	$11.00	0.25	1.31	1.56	(0.30)	(0.23)	(0.53)	$12.03	14.67%	$ 110,994	0.44%	2.09%	0.44%	2.09%	2.80%

Class B Shares
Year Ended October 31, 2003	$ 6.99	0.07	1.28	1.35	(0.08)	–	(0.08)	$ 8.26	19.43%	$ 5,740	1.22%	0.63%	(f )	(f )	8.08%
Year Ended October 31, 2004	$ 8.26	0.07	0.73	0.80	(0.07)	–	(0.07)	$ 8.99	9.66%	$ 19,546	1.19%	0.67%	1.19%	0.67%	2.74%
Year Ended October 31, 2005	$ 8.99	0.14	0.73	0.87	(0.14)	(g)	(0.14)	$ 9.72	9.74%	$ 30,177	1.21%	1.40%	(h)	(h)	5.51%
Year Ended October 31, 2006	$ 9.72	0.11	1.30	1.41	(0.15)	(0.13)	(0.28)	$10.85	14.83%	$ 39,399	1.19%	1.03%	1.20%	1.02%	6.67%
Year Ended October 31, 2007	$10.85	0.16	1.31	1.47	(0.23)	(0.23)	(0.46)	$11.86	13.87%	$ 44,366	1.18%	1.37%	1.18%	1.37%	2.80%

Class C Shares
Year Ended October 31, 2003	$ 7.00	0.08	1.28	1.36	(0.09)	–	(0.09)	$ 8.27	19.64%	$ 17,804	1.22%	0.64%	(f )	(f )	8.08%
Year Ended October 31, 2004	$ 8.27	0.07	0.72	0.79	(0.07)	–	(0.07)	$ 8.99	9.58%	$ 99,211	1.19%	0.66%	1.19%	0.66%	2.74%
Year Ended October 31, 2005	$ 8.99	0.14	0.73	0.87	(0.14)	(g)	(0.14)	$ 9.72	9.74%	$ 155,315	1.21%	1.39%	(h)	(h)	5.51%
Year Ended October 31, 2006	$ 9.72	0.11	1.31	1.42	(0.15)	(0.13)	(0.28)	$10.86	14.83%	$ 192,830	1.19%	1.03%	1.20%	1.02%	6.67%
Year Ended October 31, 2007	$10.86	0.16	1.30	1.46	(0.23)	(0.23)	(0.46)	$11.86	13.87%	$ 229,821	1.18%	1.37%	1.18%	1.37%	2.80%

Class R Shares
Period Ended October 31, 2003 (h)	$ 8.01	(g)	0.25	0.25	–	–	–	$ 8.26	3.12%(f )	$ 1	0.75%(g)	(0.04%)(g)	0.85%(g)	(0.14%)(g)	8.08%
Year Ended October 31, 2004	$ 8.26	0.10	0.75	0.85	(0.10)	–	(0.10)	$ 9.01	10.27%	$ 63	0.62%	1.19%	(f )	(f )	2.74%
Year Ended October 31, 2005	$ 9.01	0.20	0.74	0.94	(0.20)	(g)	(0.20)	$ 9.75	10.49%	$ 253	0.61%	1.92%	(f )	(f )	5.51%
Year Ended October 31, 2006	$ 9.75	0.20	1.27	1.47	(0.22)	(0.13)	(0.35)	$10.87	15.43%	$ 2,847	0.80%	1.73%	0.80%	1.72%	6.67%
Year Ended October 31, 2007	$10.87	0.24	1.27	1.51	(0.28)	(0.23)	(0.51)	$11.87	14.25%	$ 57,400	0.79%	1.69%	0.79%	1.69%	2.80%

Institutional Class Shares
Period Ended October 31, 2005 (i)	$ 9.67	0.12	0.20	0.32	(0.14)	–	(0.14)	$ 9.85	3.37%(f )	$ 1	0.24%(g)	1.73%(g)	(f )	(f )	5.51%
Year Ended October 31, 2006	$ 9.85	0.25	1.27	1.52	(0.25)	(0.13)	(0.38)	$10.99	15.84%	$ 3,864	0.19%	2.07%	0.20%	2.06%	6.67%
Year Ended October 31, 2007	$10.99	0.32	1.28	1.60	(0.33)	(0.23)	(0.56)	$12.03	14.96%	$ 65,584	0.19%	2.22%	0.19%	2.22%	2.80%

Service Class Shares
Year Ended October 31, 2003	$ 7.03	0.10	1.31	1.41	(0.10)	–	(0.10)	$ 8.34	20.26%	$ 214,101	0.61%	1.36%	(f )	(f )	8.08%
Year Ended October 31, 2004	$ 8.34	0.11	0.74	0.85	(0.11)	–	(0.11)	$ 9.08	10.22%	$ 452,237	0.59%	1.26%	0.59%	1.26%	2.74%
Year Ended October 31, 2005	$ 9.08	0.20	0.75	0.95	(0.20)	(g)	(0.20)	$ 9.83	10.48%	$ 736,304	0.61%	1.98%	(f )	(f )	5.51%
Year Ended October 31, 2006	$ 9.83	0.17	1.32	1.49	(0.21)	(0.13)	(0.34)	$10.98	15.53%	$1,077,126	0.59%	1.54%	0.60%	1.54%	6.67%
Year Ended October 31, 2007	$10.98	0.24	1.32	1.56	(0.29)	(0.23)	(0.52)	$12.02	14.55%	$1,389,857	0.58%	1.97%	0.58%	1.97%	2.80%

(a)	Excludes sales charge.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f ) There were no fee reductions in this period.

(g)	The amount is less than $0.005.

(h)	For the period from October 1, 2003 (commencement of operations) through October 31, 2003.

(i)	For the period from December 29, 2004 (commencement of operations) through October 31, 2005.

SECTION 6 NATIONWIDE INVESTOR DESTINATIONS MODERATE FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions						Ratios/Supplemental Data

														Ratio of Net
			Net										Ratio of	Investment
			Realized									Ratio	Expenses Income (Loss)
			and									of Net	(Prior to	(Prior to
	Net Asset	Net	Unrealized							Net Assets	Ratio of	Investment	Reimburse-	Reimburse-
	Value,	Investment	Gains	Total from	Net	Net		Net Asset		at End of	Expenses Income (Loss)		ments) to	ments) to
	Beginning	Income	(Losses) on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	to Average Average Net		Average Net	Portfolio
	of Period	(Loss)	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)(b)	(000s) Net Assets (c) Net Assets (c)			Assets (c)(d)	Assets (c)(d)	Turnover (e)

Class A Shares
Year Ended October 31, 2003	$ 7.94	0.15	1.08	1.23	(0.16)	–	(0.16)	$ 9.01	15.75%	$ 9,972	0.47%	1.88%	(g)	(g)	13.50%
Year Ended October 31, 2004	$ 9.01	0.17	0.58	0.75	(0.16)	–	(0.16)	$ 9.60	8.36%	$ 35,157	0.47%	1.78%	0.47%	1.78%	5.64%
Year Ended October 31, 2005	$ 9.60	0.23	0.52	0.75	(0.23)	(0.01)	(0.24)	$10.11	7.86%	$ 57,505	0.48%	2.35%	(g)	(g)	5.91%
Year Ended October 31, 2006	$10.11	0.23	1.00	1.23	(0.26)	(0.11)	(0.37)	$10.97	12.41%	$ 68,922	0.46%	2.16%	0.46%	2.15%	8.40%
Year Ended October 31, 2007	$10.97	0.30	0.93	1.23	(0.34)	(0.21)	(0.55)	$11.65	11.56%	$ 89,397	0.44%	2.59%	0.44%	2.59%	2.98%

Class B Shares
Year Ended October 31, 2003	$ 7.92	0.11	1.06	1.17	(0.13)	–	(0.13)	$ 8.96	14.89%	$ 6,229	1.21%	1.09%	(g)	(g)	13.50%
Year Ended October 31, 2004	$ 8.96	0.10	0.59	0.69	(0.10)	–	(0.10)	$ 9.55	7.72%	$ 19,504	1.19%	1.07%	1.19%	1.07%	5.64%
Year Ended October 31, 2005	$ 9.55	0.16	0.50	0.66	(0.16)	(0.01)	(0.17)	$10.04	6.96%	$ 28,907	1.20%	1.66%	(g)	(g)	5.91%
Year Ended October 31, 2006	$10.04	0.15	0.99	1.14	(0.18)	(0.11)	(0.29)	$10.89	11.61%	$ 35,437	1.18%	1.51%	1.19%	1.50%	8.40%
Year Ended October 31, 2007	$10.89	0.20	0.92	1.12	(0.25)	(0.21)	(0.46)	$11.55	10.64%	$ 38,475	1.18%	1.85%	1.18%	1.85%	2.98%

Class C Shares
Year Ended October 31, 2003	$ 7.90	0.11	1.06	1.17	(0.13)	–	(0.13)	$ 8.94	14.98%	$ 21,995	1.22%	0.98%	(g)	(g)	13.50%
Year Ended October 31, 2004	$ 8.94	0.10	0.58	0.68	(0.10)	–	(0.10)	$ 9.52	7.67%	$ 102,058	1.19%	1.07%	1.19%	1.07%	5.64%
Year Ended October 31, 2005	$ 9.52	0.16	0.50	0.66	(0.16)	(0.01)	(0.17)	$10.01	6.98%	$ 150,491	1.20%	1.66%	(g)	(g)	5.91%
Year Ended October 31, 2006	$10.01	0.16	0.99	1.15	(0.19)	(0.11)	(0.30)	$10.86	11.65%	$ 184,788	1.18%	1.51%	1.19%	1.51%	8.40%
Year Ended October 31, 2007	$10.86	0.21	0.92	1.13	(0.26)	(0.21)	(0.47)	$11.52	10.69%	$ 212,829	1.18%	1.86%	1.18%	1.86%	2.98%

Class R Shares
Period Ended October 31, 2003 (f)	$ 8.77	0.01	0.18	0.19	–	–	–	$ 8.96	2.17%	$ 1	0.74%	0.68%	0.84%	0.58%	13.50%
Year Ended October 31, 2004	$ 8.96	0.13	0.60	0.73	(0.13)	–	(0.13)	$ 9.56	8.19%	$ 42	0.62%	1.79%	(g)	(g)	5.64%
Year Ended October 31, 2005	$ 9.56	0.22	0.51	0.73	(0.22)	(0.01)	(0.23)	$10.06	7.68%	$ 199	0.61%	2.09%	(g)	(g)	5.91%
Year Ended October 31, 2006	$10.06	0.22	0.97	1.19	(0.25)	(0.11)	(0.36)	$10.89	12.11%	$ 4,026	0.79%	1.88%	0.79%	1.87%	8.40%
Year Ended October 31, 2007	$10.89	0.27	0.91	1.18	(0.31)	(0.21)	(0.52)	$11.55	11.17%	$ 53,930	0.76%	2.21%	0.76%	2.21%	2.98%

Institutional Class Shares
Period Ended October 31, 2005 (h)	$10.02	0.18	0.09	0.27	(0.17)	–	(0.17)	$10.12	2.71%	$ 1	0.23%	2.45%	(g)	(g)	5.91%
Year Ended October 31, 2006	$10.12	0.27	0.99	1.26	(0.29)	(0.11)	(0.40)	$10.98	12.69%	$ 3,119	0.21%	2.55%	0.21%	2.54%	8.40%
Year Ended October 31, 2007	$10.98	0.33	0.91	1.24	(0.36)	(0.21)	(0.57)	$11.65	11.73%	$ 81,100	0.19%	2.78%	0.19%	2.78%	2.98%

Service Class Shares
Year Ended October 31, 2003	$ 7.92	0.15	1.07	1.22	(0.15)	–	(0.15)	$ 8.99	15.59%	$ 247,424	0.60%	1.82%	(g)	(g)	13.50%
Year Ended October 31, 2004	$ 8.99	0.16	0.59	0.75	(0.15)	–	(0.15)	$ 9.59	8.34%	$ 487,130	0.59%	1.66%	0.59%	1.66%	5.64%
Year Ended October 31, 2005	$ 9.59	0.22	0.51	0.73	(0.22)	(0.01)	(0.23)	$10.09	7.66%	$ 934,203	0.60%	2.24%	(g)	(g)	5.91%
Year Ended October 31, 2006	$10.09	0.22	1.00	1.22	(0.25)	(0.11)	(0.36)	$10.95	12.30%	$1,152,756	0.58%	2.05%	0.59%	2.04%	8.40%
Year Ended October 31, 2007	$10.95	0.27	0.93	1.20	(0.32)	(0.21)	(0.53)	$11.62	11.33%	$1,371,857	0.58%	2.45%	0.58%	2.45%	2.98%

33

(f)	For the period from October 1, 2003 (commencement of operations) through October 31, 2003.

(g)	There were no fee reductions in this period.

(h)	For the period from December 29, 2004 (commencement of operations) through October 31, 2005.

(a)	Excludes sales charge.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

SERIES DESTINATIONS INVESTOR | 34
SECTION 6 NATIONWIDE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions						Ratios/Supplemental Data

														Ratio of Net
			Net									Ratio	Ratio of	Investment
			Realized									of Net	Expenses Income (Loss)
			and									Investment	(Prior to	(Prior to
	Net Asset	Net	Unrealized							Net Assets	Ratio of	Income	Reimburse-	Reimburse-
	Value,	Investment	Gains	Total from	Net	Net		Net Asset		at End of	Expenses	(Loss) to	ments) to	ments) to
	Beginning	Income	(Losses) on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	Average Average Net		Average Net	Portfolio
	of Period	(Loss)	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)(b)	(000s) Net Assets (c) Net Assets (c)			Assets (c)(d)	Assets (c)(d)	Turnover (e)

Class A Shares
Year Ended October 31, 2003	$ 8.71	0.20	0.75	0.95	(0.22)	–	(0.22)	$ 9.44	11.02%	$ 4,482	0.53%	2.34%	(g)	(g)	19.93%
Year Ended October 31, 2004	$ 9.44	0.19	0.44	0.63	(0.19)	–	(0.19)	$ 9.88	6.71%	$ 11,157	0.52%	2.12%	0.52%	2.12%	6.66%
Year Ended October 31, 2005	$ 9.88	0.26	0.31	0.57	(0.26)	(0.01)	(0.27)	$10.18	5.78%	$ 16,923	0.54%	2.57%	0.54%	2.57%	8.37%
Year Ended October 31, 2006	$10.18	0.28	0.64	0.92	(0.29)	(0.17)	(0.46)	$10.64	9.24%	$ 27,244	0.48%	2.65%	0.49%	2.65%	12.64%
Year Ended October 31, 2007	$10.64	0.32	0.65	0.97	(0.35)	(0.26)	(0.61)	$11.00	9.42%	$ 29,097	0.46%	3.06%	0.46%	3.06%	12.07%

Class B Shares
Year Ended October 31, 2003	$ 8.72	0.14	0.75	0.89	(0.17)	–	(0.17)	$ 9.44	10.37%	$ 2,453	1.28%	1.52%	(g)	(g)	19.93%
Year Ended October 31, 2004	$ 9.44	0.13	0.43	0.56	(0.12)	–	(0.12)	$ 9.88	5.99%	$ 4,606	1.21%	1.41%	(g)	(g)	6.66%
Year Ended October 31, 2005	$ 9.88	0.20	0.31	0.51	(0.20)	(0.01)	(0.21)	$10.18	5.08%	$ 6,002	1.22%	1.90%	1.22%	1.90%	8.37%
Year Ended October 31, 2006	$10.18	0.20	0.65	0.85	(0.22)	(0.17)	(0.39)	$10.64	8.49%	$ 7,376	1.20%	1.98%	1.21%	1.97%	12.64%
Year Ended October 31, 2007	$10.64	0.24	0.64	0.88	(0.27)	(0.26)	(0.53)	$10.99	8.53%	$ 7,750	1.20%	2.30%	1.20%	2.30%	12.07%

Class C Shares
Year Ended October 31, 2003	$ 8.72	0.15	0.73	0.88	(0.18)	–	(0.18)	$ 9.42	10.26%	$ 7,530	1.29%	1.45%	(g)	(g)	19.93%
Year Ended October 31, 2004	$ 9.42	0.13	0.43	0.56	(0.13)	–	(0.13)	$ 9.85	5.99%	$ 26,760	1.22%	1.42%	(g)	(g)	6.66%
Year Ended October 31, 2005	$ 9.85	0.18	0.31	0.49	(0.19)	(0.01)	(0.20)	$10.14	5.01%	$ 39,545	1.22%	1.90%	1.22%	1.90%	8.37%
Year Ended October 31, 2006	$10.14	0.20	0.66	0.86	(0.22)	(0.17)	(0.39)	$10.61	8.50%	$ 41,108	1.20%	1.97%	1.21%	1.97%	12.64%
Year Ended October 31, 2007	$10.61	0.24	0.64	0.88	(0.27)	(0.26)	(0.53)	$10.96	8.66%	$ 45,139	1.20%	2.30%	1.20%	2.30%	12.07%

Class R Shares
Period Ended October 31, 2003 (f)	$ 9.33	0.01	0.11	0.12	–	–	–	$ 9.45	1.29%	$ 1	0.81%	1.34%	0.91%	1.24%	19.93%
Year Ended October 31, 2004	$ 9.45	0.20	0.42	0.62	(0.16)	–	(0.16)	$ 9.91	6.55%	$ 1	0.60%	2.01%	(g)	(g)	6.66%
Year Ended October 31, 2005	$ 9.91	0.25	0.31	0.56	(0.24)	(0.01)	(0.25)	$10.22	5.73%	$ 1	0.65%	2.54%	0.65%	2.54%	8.37%
Year Ended October 31, 2006	$10.22	0.28	0.65	0.93	(0.29)	(0.17)	(0.46)	$10.69	9.19%	$ 620	0.81%	2.53%	0.82%	2.52%	12.64%
Year Ended October 31, 2007	$10.69	0.30	0.63	0.93	(0.34)	(0.26)	(0.60)	$11.02	9.04%	$ 17,913	0.83%	2.78%	0.83%	2.78%	12.07%

Institutional Class Shares
Period Ended October 31, 2005 (h)	$10.17	0.23	0.04	0.27	(0.20)	–	(0.20)	$10.24	3.70%	$ 1	0.29%	3.17%	(g)	(g)	8.37%
Year Ended October 31, 2006	$10.24	0.31	0.65	0.96	(0.32)	(0.17)	(0.49)	$10.71	9.58%	$ 905	0.20%	3.05%	0.21%	3.04%	12.64%
Year Ended October 31, 2007	$10.71	0.36	0.64	1.00	(0.38)	(0.26)	(0.64)	$11.07	9.64%	$ 13,890	0.21%	3.30%	0.21%	3.30%	12.07%

Service Class Shares
Year Ended October 31, 2003	$ 8.72	0.19	0.76	0.95	(0.20)	–	(0.20)	$ 9.47	11.09%	$ 78,189	0.61%	2.28%	0.65%	2.24%	19.93%
Year Ended October 31, 2004	$ 9.47	0.19	0.43	0.62	(0.18)	–	(0.18)	$ 9.91	6.59%	$136,368	0.61%	2.01%	0.61%	2.01%	6.66%
Year Ended October 31, 2005	$ 9.91	0.25	0.31	0.56	(0.25)	(0.01)	(0.26)	$10.21	5.67%	$195,790	0.62%	2.49%	0.62%	2.49%	8.37%
Year Ended October 31, 2006	$10.21	0.26	0.66	0.92	(0.28)	(0.17)	(0.45)	$10.68	9.18%	$241,726	0.60%	2.53%	0.61%	2.52%	12.64%
Year Ended October 31, 2007	$10.68	0.32	0.63	0.95	(0.34)	(0.26)	(0.60)	$11.03	9.15%	$297,623	0.60%	2.99%	0.60%	2.99%	12.07%

(a)	Excludes sales charge.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f)	For the period from October 1, 2003 (commencement of operations) through October 31, 2003.

(g)	There were no fee reductions in this period.

(h)	For the period from December 29, 2004 (commencement of operations) through October 31, 2005.

SECTION 6 NATIONWIDE INVESTOR DESTINATIONS CONSERVATIVE FUND FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

		Investment Activities			Distributions						Ratios/Supplemental Data

														Ratio of Net
			Net									Ratio	Ratio of	Investment
			Realized									of Net	Expenses Income (Loss)
			and									Investment	(Prior to	(Prior to
	Net Asset	Net	Unrealized							Net Assets	Ratio of	Income	Reimburse-	Reimburse-
	Value,	Investment	Gains	Total from	Net	Net		Net Asset		at End of	Expenses	(Loss) to	ments) to	ments) to
	Beginning	Income	(Losses) on	Investment	Investment	Realized	Total	Value, End	Total	Period	to Average	Average Average Net		Average Net	Portfolio
	of Period	(Loss)	Investments	Activities	Income	Gains	Distributions	of Period	Return (a)(b)	(000s) Net Assets (c) Net Assets (c)			Assets (c)(d)	Assets (c)(d)	Turnover (e)

Class A Shares
Year Ended October 31, 2003	$ 9.51	0.26	0.39	0.65	(0.28)	–	(0.28)	$ 9.88	6.89%	$ 1,798	0.53%	2.83%	(g)	(g)	32.93%
Year Ended October 31, 2004	$ 9.88	0.22	0.25	0.47	(0.22)	–	(0.22)	$10.13	4.84%	$ 5,008	0.50%	2.43%	0.51%	2.43%	11.67%
Year Ended October 31, 2005	$10.13	0.24	0.12	0.36	(0.27)	(0.05)	(0.32)	$10.17	3.67%	$ 28,965	0.53%	2.85%	0.53%	2.85%	13.42%
Year Ended October 31, 2006	$10.17	0.34	0.32	0.66	(0.31)	(0.12)	(0.43)	$10.40	6.68%	$ 18,384	0.48%	2.98%	0.48%	2.97%	36.51%
Year Ended October 31, 2007	$10.40	0.37	0.31	0.68	(0.37)	(0.15)	(0.52)	$10.56	6.78%	$ 20,102	0.47%	3.54%	0.47%	3.54%	10.69%

Class B Shares
Year Ended October 31, 2003	$ 9.53	0.19	0.38	0.57	(0.23)	–	(0.23)	$ 9.87	6.05%	$ 1,622	1.29%	1.96%	(g)	(g)	32.93%
Year Ended October 31, 2004	$ 9.87	0.15	0.25	0.40	(0.15)	–	(0.15)	$10.12	4.12%	$ 3,437	1.23%	1.70%	(g)	(g)	11.67%
Year Ended October 31, 2005	$10.12	0.21	0.08	0.29	(0.20)	(0.05)	(0.25)	$10.16	3.02%	$ 4,010	1.22%	2.10%	1.22%	2.10%	13.42%
Year Ended October 31, 2006	$10.16	0.24	0.34	0.58	(0.24)	(0.12)	(0.36)	$10.38	5.89%	$ 3,841	1.21%	2.36%	1.22%	2.35%	36.51%
Year Ended October 31, 2007	$10.38	0.29	0.31	0.60	(0.29)	(0.15)	(0.44)	$10.54	6.01%	$ 3,701	1.20%	2.81%	1.21%	2.81%	10.69%

Class C Shares
Year Ended October 31, 2003	$ 9.51	0.20	0.37	0.57	(0.23)	–	(0.23)	$ 9.85	6.03%	$ 3,592	1.29%	1.95%	(g)	(g)	32.93%
Year Ended October 31, 2004	$ 9.85	0.16	0.24	0.40	(0.16)	–	(0.16)	$10.09	4.10%	$ 13,683	1.24%	1.69%	(g)	(g)	11.67%
Year Ended October 31, 2005	$10.09	0.21	0.08	0.29	(0.20)	(0.05)	(0.25)	$10.13	2.95%	$ 19,106	1.23%	2.10%	1.23%	2.10%	13.42%
Year Ended October 31, 2006	$10.13	0.25	0.34	0.59	(0.25)	(0.12)	(0.37)	$10.35	5.92%	$ 18,474	1.21%	2.36%	1.22%	2.36%	36.51%
Year Ended October 31, 2007	$10.35	0.29	0.32	0.61	(0.30)	(0.15)	(0.45)	$10.51	6.04%	$ 21,304	1.21%	2.81%	1.21%	2.81%	10.69%

Class R Shares
Period Ended October 31, 2003 (f)	$ 9.83	0.02	0.02	0.04	–	–	–	$ 9.87	0.41%	$ 1	0.84%	2.03%	0.94%	1.93%	32.93%
Year Ended October 31, 2004	$ 9.87	0.22	0.24	0.46	(0.18)	–	(0.18)	$10.15	4.73%	$ 1	0.62%	2.30%	(g)	(g)	11.67%
Year Ended October 31, 2005	$10.15	0.22	0.14	0.36	(0.26)	(0.05)	(0.31)	$10.20	3.65%	$ 3	0.65%	2.67%	0.65%	2.67%	13.42%
Year Ended October 31, 2006	$10.20	0.26	0.38	0.64	(0.32)	(0.12)	(0.44)	$10.40	6.46%	$ 503	0.83%	3.03%	0.83%	3.02%	36.51%
Year Ended October 31, 2007	$10.40	0.31	0.34	0.65	(0.35)	(0.15)	(0.50)	$10.55	6.44%	$ 7,900	0.83%	3.17%	0.83%	3.17%	10.69%

Institutional Class Shares
Period Ended October 31, 2005 (h)	$10.20	0.27	(0.02)	0.25	(0.22)	–	(0.22)	$10.23	2.44%	$ 1	0.28%	3.74%	0.28%	3.74%	13.42%
Year Ended October 31, 2006	$10.23	0.33	0.37	0.70	(0.35)	(0.12)	(0.47)	$10.46	6.91%	$ 159	0.22%	3.68%	0.23%	3.68%	36.51%
Year Ended October 31, 2007	$10.46	0.38	0.33	0.71	(0.40)	(0.15)	(0.55)	$10.62	7.12%	$ 5,020	0.22%	3.77%	0.22%	3.77%	10.69%

Service Class Shares
Year Ended October 31, 2003	$ 9.53	0.26	0.38	0.64	(0.27)	–	(0.27)	$ 9.90	6.76%	$ 59,472	0.61%	2.73%	0.67%	2.68%	32.93%
Year Ended October 31, 2004	$ 9.90	0.23	0.23	0.46	(0.21)	–	(0.21)	$10.15	4.69%	$101,261	0.61%	2.31%	0.63%	2.29%	11.67%
Year Ended October 31, 2005	$10.15	0.27	0.09	0.36	(0.26)	(0.05)	(0.31)	$10.20	3.62%	$137,589	0.62%	2.70%	0.63%	2.70%	13.42%
Year Ended October 31, 2006	$10.20	0.31	0.34	0.65	(0.31)	(0.12)	(0.43)	$10.42	6.52%	$167,499	0.61%	2.95%	0.62%	2.95%	36.51%
Year Ended October 31, 2007	$10.42	0.35	0.32	0.67	(0.36)	(0.15)	(0.51)	$10.58	6.64%	$190,120	0.61%	3.41%	0.61%	3.41%	10.69%

(a)	Excludes sales charge.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f)	For the period from October 1, 2003 (commencement of operations) through October 31, 2003.

(g)	There were no fee reductions in this period.

(h)	For the period from December 29, 2004 (commencement of operations) through October 31, 2005.

APPENDIX DESCRIPTION OF UNDERLYING INVESTMENTS

Following is a description of the Underlying Funds that are currently eligible for each asset class. The mix of Underlying Funds held by an individual Fund depends on its target allocation and the portfolio manager’s assessment of current economic and market conditions. The following list of eligible Underlying Funds is subject to change at any time and without notice. Prospectuses for the Underlying Funds should be referred to for more information.

U.S. Stocks - Large Cap

Nationwide S&P 500 Index Fund seeks to approximately match the performance and yield of the S&P 500® Index, a market-weighted index of approximately 500 common stocks of large capitalization companies. The Fund employs a “passive” management approach and does not necessarily invest in all of the common stocks in the S&P 500, or in the same weightings; however, under normal conditions, the Fund invests at least 80% of its assets in a statistically selected sample of equity securities of companies included in the S&P 500® and in derivative instruments linked to the S&P 500®. The Fund’s portfolio consists of a statistically selected sample of stocks in the S&P 500® and in derivative instruments linked to the S&P 500®, primarily exchange traded futures contracts. As a result, the Fund’s average market capitalization, industry weightings and other fundamental characteristics are similar to the S&P 500® as a whole. The Fund may also engage in securities lending.

The Funds may also invest in other funds that seek to match the performance of the S&P 500 Index.

U.S. Stocks - Mid Cap

Nationwide Mid Cap Market Index Fund seeks to match the performance of the S&P Mid Cap 400® Index as closely as possible before the deduction of Fund expenses. The S&P Mid Cap 400® is a market-weighted index that includes approximately 400 common stocks issued by mid-size U.S. companies in a wide range of businesses. The Fund employs a “passive” management approach and, under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sample of equity securities of companies included in the S&P 400® and in derivative instruments linked to the S&P 400®, primarily exchange traded futures contracts. The Fund does not necessarily invest in all of the common stocks in the S&P 400®, or in the same weightings as in the S&P 400; however, the Fund’s average market capitalization, industry weightings and other fundamental characteristics are expected to be similar to the S&P Mid Cap 400® as a whole. The Fund may also engage in securities lending.

The Funds may also invest in other funds that seek to match the performance of the S&P Mid Cap 400® Index.

U.S. Stocks - Small Cap

Nationwide Small Cap Index Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses. The Russell 2000® is a market weighted index that includes approximately 2,000 common stocks issued by smaller U.S. companies in a wide range of businesses. The Fund employs a “passive” management approach and under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sample of equity securities of companies included in the Russell 2000® and in derivative instruments linked to the Russell 2000®, primarily exchange traded futures contracts. The Fund does not necessarily invest in all of the common stocks in the Russell 2000®, or in the same weightings. However, the Fund’s average market capitalization, industry weightings and other fundamental characteristics are similar to the Russell 2000® Index as a whole. The Fund may also engage in securities lending.

The Funds may also invest in other funds that seek to match the performance of the Russell 2000® Index.

International Stocks

Nationwide International Index Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE Index) as closely as possible before the deduction of Fund expenses.The MSCI EAFE Index includes equity securities of large capitalization companies from various industrial sectors whose primary trading markets are located outside the U.S.The Fund employs a “passive” management approach and under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sample of equity securities of companies included in the MSCI EAFE Index and in derivative instruments linked to the Index, primarily exchange traded futures contracts. The Fund may also use forward foreign exchange contracts.The Fund does not necessarily invest in all of the countries or all of the companies in the MSCI EAFE Index or in the same weightings; however, the Fund’s market capitalization, industry weightings and other fundamental characteristics are expected to be similar to the MSCI EAFE Index as a whole.The Fund may also engage in securities lending.

The Funds may also invest in other funds that seek to match the performance of the MSCI EAFE Index.

36 | INVESTOR DESTINATIONS SERIES

APPENDIX DESCRIPTION OF UNDERLYING INVESTMENTS (cont.)

Bonds

Nationwide Bond Index Fund seeks to match the performance of the Lehman Brothers U.S. Aggregate Index (“Index”) as closely as possible before the deduction of Fund expenses. The Index primarily includes different types of dollar-denominated investment grade bonds such as those issued by U.S. and foreign governments and their agencies and by U.S. or foreign companies. The Fund employs a “passive” management approach and invests in a statistically selected sample of bonds that are included in or correlated with the Index and in derivative instruments linked to the Index or securities within it. The Fund does not necessarily invest in all of the bonds in the Index or in the same weightings. The Fund may invest in bonds outside the Index if their characteristics such as maturity, duration or credit quality are similar to bonds within it. As a result, the Fund’s exposure to interest rate, credit or prepayment risks may differ from that of the Index. The Fund may also engage in securities lending.

The Funds may also invest in other funds that seek to match the performance of the Index.

Short-Term Bonds

The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide). This contract has a stable principal value and pays a fixed rate of interest to each Fund that holds a contract. The fixed interest rate must be at least 3.50% per year, but may be higher. Nationwide calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts. The rate paid by the Nationwide Contract is guaranteed for a given period regardless of the current market conditions. The principal amount is also guaranteed. The Funds’ portfolio management team believes the stable nature of the Nationwide Contract should reduce a Fund’s volatility and overall risk, especially when stock and bond markets decline simultaneously However, under certain market conditions a Fund’s investment in the Nationwide contract could hamper its performance.

Nationwide Short Duration Bond Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value. Under normal circumstances, the Fund invests primarily in U.S. government securities, U.S. government agency securities and corporate bonds that are investment grade. The Fund also may purchase mortgage-backed securities and asset-backed securities, and may invest in fixed income securities that pay interest on either a fixed-rate or variable-rate basis. The Fund is managed so that its duration generally will not exceed three years, and the Fund may enter into certain derivatives contracts, such as futures or options, solely for the purpose of adjusting the Fund’s duration in order to minimize fluctuation of the Fund’s share value.

Nationwide Enhanced Income Fund seeks to provide a high level of current income while preserving capital and minimizing the effect of market fluctuations on an investor’s account value. Under normal market conditions, the Fund invests primarily in high-grade debt securities issued by the U.S. government and its agencies, as well as by corporations. The Fund also purchases mortgage-backed and asset-backed securities. The Fund is managed so that its duration will be between 6 months and one year, and will not exceed two years. The Fund may also enter into futures or options contracts solely for the purpose of adjusting the Fund’s duration or to minimize fluctuation of the Fund’s market value.

Money Market Instruments

Nationwide Money Market Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high quality money market obligations maturing in 397 days or less. All money market obligations must be denominated in U.S. dollars and be rated in one of the two highest short-term ratings categories by a nationally recognized statistical rating organization or, if unrated, be of comparable quality. The Fund may invest in floating- and variable-rate obligations and may enter into repurchase agreements. The Fund’s dollar-weighted average maturity will be 90 days or less.

The Funds may also invest in other funds that invest primarily in short-term fixed income investments, including money market instruments.

INVESTOR DESTINATIONS SERIES | 37

Information from Nationwide Funds

Please read this Prospectus before you invest, and keep it with your records. The following documents—which may be obtained free of charge—contain additional information about the Funds:

  Statement of Additional Information (incorporated by reference into this Prospectus)
  Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance)
  Semiannual Reports

To obtain any of the above documents free of charge, to request other information about a Fund, or to make other shareholder inquiries, contact us at the address or number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 800-848-0920, or write to us at the address listed below, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.

If you wish to receive regulatory materials and/or account statements electronically, you can sign-up for our free e-delivery service. Please call 800-848-0920 for information.

For additional information contact:

By Regular Mail: Nationwide Funds .O. Box 182205 Columbus, Ohio 43218-2205 614-428-3278 (fax) By Overnight Mail: Nationwide Funds 3435 Stelzer Road Columbus, Ohio 43219

For 24-hour access:

800-848-0920 (toll free) Customer Service Representatives are available 8 a.m. - 9 p.m. Eastern Time, Monday through Friday. Call after 7 p.m. Eastern Time for closing share prices. Also, visit the Nationwide Funds’ website at www.nationwidefunds.com.

Information from the Securities and Exchange Commission (SEC)

You can obtain copies of Fund documents from the SEC

  on the SEC’s EDGAR database via the Internet at www.sec.gov, by electronic request to publicinfo@sec.gov,
  in person at the SEC's Public Reference Room in Washington, D.C. (For their hours of operation, call 202-551-8090), or by mail by sending your request to Securities and Exchange Commission Public Reference Section, Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)

The Trust’s Investment Company Act File No.: 811-08495

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©2008 Nationwide Funds Group. All rights reserved.

PR-ID 2/08